UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

September 30, 2006

VIPOVRS-QTLY-1106

1.808774.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 3.7%
Aristocrat Leisure Ltd. (d)	1,028,000	$ 10,803,699
Babcock & Brown Japan Property Trust	947,456	1,359,409
BHP Billiton Ltd.	740,600	14,026,964
Computershare Ltd.	1,733,600	9,962,390
CSL Ltd.	316,800	12,757,935
Macquarie Bank Ltd.	170,700	8,798,041
National Australia Bank Ltd.	1,190,100	32,554,406
Rio Tinto Ltd.	79,200	4,138,124
Silex Systems Ltd. (a)	1,297,800	3,733,837
Westfield Group unit	841,600	11,805,533
TOTAL AUSTRALIA		109,940,338
Austria - 0.5%
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	120,100	5,810,200
OMV AG	165,800	8,590,855
TOTAL AUSTRIA		14,401,055
Belgium - 0.6%
InBev SA	205,800	11,331,534
KBC Groupe SA	55,900	5,887,148
TOTAL BELGIUM		17,218,682
Canada - 0.3%
Cameco Corp. (d)	193,100	7,035,165
Talisman Energy, Inc.	208,400	3,400,166
TOTAL CANADA		10,435,331
China - 0.1%
China Merchants Bank Co. Ltd. (H Shares) (a)	217,500	306,541
Global Bio-Chem Technology Group Co. Ltd.	7,820,000	2,188,213
TOTAL CHINA		2,494,754
Denmark - 0.7%
Novozymes AS Series B	133,400	10,175,932
Vestas Wind Systems AS (a)	381,600	10,189,759
TOTAL DENMARK		20,365,691
Finland - 1.1%
Fortum Oyj	266,600	7,102,965
Neste Oil Oyj	182,900	5,315,961
Nokia Corp. sponsored ADR	1,061,900	20,908,811
TOTAL FINLAND		33,327,737
France - 12.1%
Alcatel SA sponsored ADR	101,100	1,231,398
Alstom SA (a)	264,700	23,949,774
AXA SA	247,415	9,132,088
BNP Paribas SA	199,902	21,509,112
Carrefour SA	659,700	41,686,062
Clarins SA	52,600	3,772,002
CNP Assurances	110,400	10,709,865

	Shares	Value
Electricite de France	169,100	$ 9,392,284
Financiere Marc de Lacharriere SA (Fimalac)	108,700	9,428,425
France Telecom SA	106,661	2,486,268
Groupe Danone	116,800	16,396,229
Ingenico SA (a)	465,498	10,123,611
L'Air Liquide SA	88,690	18,096,067
L'Oreal SA	182,795	18,567,367
Louis Vuitton Moet Hennessy (LVMH)	102,500	10,560,895
Neopost SA	83,900	10,011,637
Publicis Groupe SA	192,100	7,566,278
Remy Cointreau SA	105,900	5,319,298
Renault SA	137,400	15,759,731
Sanofi-Aventis sponsored ADR	436,000	19,388,920
Societe Generale Series A	20,200	3,214,760
Suez SA (France)	470,800	20,704,705
Total SA Series B	511,700	33,741,498
Veolia Environnement	299,400	18,076,048
Vinci SA	84,600	9,419,295
Vivendi SA	357,200	12,877,804
TOTAL FRANCE		363,121,421
Germany - 10.5%
Aareal Bank AG (a)	169,511	7,519,192
ADVA AG Optical Networking (a)	516,095	3,920,216
Allianz AG (Reg.)	144,400	25,024,520
Bayer AG	410,800	20,930,260
Bayerische Motoren Werke AG (BMW)	96,000	5,142,196
Beiersdorf AG	287,200	15,285,404
Deutsche Postbank AG	97,600	7,407,429
Deutsche Telekom AG sponsored ADR	148,200	2,351,934
Deutz AG (a)	967,563	10,232,902
E.ON AG	346,944	41,289,805
ESCADA AG (a)	381,121	12,846,102
GFK AG	75,769	3,254,320
Heidelberger Druckmaschinen AG	393,000	16,201,791
Hugo Boss AG	171,500	7,594,372
Hypo Real Estate Holding AG	167,800	10,469,129
Infineon Technologies AG (a)	259,100	3,065,153
KarstadtQuelle AG (a)(d)	420,300	9,993,421
Merck KGaA	32,900	3,488,667
Metro AG	196,100	11,461,404
MPC Muenchmeyer Petersen Capital AG	50,800	4,229,139
Q-Cells AG	89,000	3,645,407
RWE AG	320,200	29,539,819
SAP AG sponsored ADR	93,000	4,603,500
SGL Carbon AG (a)	592,200	11,399,707
Siemens AG sponsored ADR	296,900	25,859,990
Techem AG	63,400	3,070,382
Common Stocks - continued
	Shares	Value
Germany - continued
Thielert AG	128,900	$ 3,761,171
Wincor Nixdorf AG	94,200	13,695,518
TOTAL GERMANY		317,282,850
Hong Kong - 0.1%
Dynasty Fine Wines Group Ltd.	10,966,000	3,716,024
India - 0.3%
Infosys Technologies Ltd.	124,666	5,035,782
Satyam Computer Services Ltd.	238,980	4,271,265
TOTAL INDIA		9,307,047
Ireland - 2.0%
Allied Irish Banks PLC	943,400	25,500,102
Irish Life & Permanent PLC	845,500	21,186,248
Kerry Group PLC Class A	190,400	4,515,045
Ryanair Holdings PLC sponsored ADR (a)	119,400	7,556,826
TOTAL IRELAND		58,758,221
Israel - 0.9%
Bank Hapoalim BM (Reg.)	1,719,000	8,123,335
ECI Telecom Ltd. (a)	1,439,100	11,872,575
ECtel Ltd. (a)	23,158	102,822
Mizrahi Tefahot Bank Ltd.	749,100	4,599,859
Vizrt Ltd. (a)	273,100	3,324,654
TOTAL ISRAEL		28,023,245
Italy - 3.5%
Azimut Holdings Spa	518,100	5,914,995
Banca Intesa Spa	2,436,700	16,033,902
Banche Popolari Unite SCpA	438,500	11,799,632
ENI Spa	809,686	24,092,207
FASTWEB Spa	111,700	5,063,872
Lottomatica Spa	155,800	5,869,804
Pirelli & C. Real Estate Spa	78,000	4,640,942
Unicredito Italiano Spa	3,963,500	32,895,919
TOTAL ITALY		106,311,273
Japan - 18.8%
Aeon Co. Ltd.	965,900	23,668,208
Aeon Fantasy Co. Ltd.	84,200	3,463,642
Credit Saison Co. Ltd.	367,600	15,494,925
Daiichi Sankyo Co. Ltd.	299,200	8,483,812
Daiwa Securities Group, Inc.	2,023,000	23,595,530
E*TRADE Securities Co. Ltd. (d)	3,086	3,500,140
Fast Retailing Co. Ltd.	64,700	6,073,240
Fuji Television Network, Inc.	3,892	8,795,666
Fujitsu Ltd.	1,852,000	15,268,085
Honda Motor Co. Ltd.	97,400	3,275,562
Hoya Corp.	199,100	7,499,217
JAFCO Co. Ltd.	135,900	6,855,677
Joint Corp.	90,600	3,098,091
KOEI Co. Ltd. (d)	249,100	4,065,045

	Shares	Value
Konami Corp.	184,900	$ 4,695,078
Matsushita Electric Industrial Co. Ltd.	72,000	1,521,360
Matsushita Electric Industrial Co. Ltd. sponsored ADR	472,100	9,975,473
Millea Holdings, Inc.	284,500	9,885,077
Mitsubishi Estate Co. Ltd.	863,000	18,845,824
Mitsubishi UFJ Financial Group, Inc.	1,673	21,431,129
Mitsui Fudosan Co. Ltd.	266,000	6,045,198
Mizuho Financial Group, Inc.	4,324	33,524,769
Nafco Co. Ltd.	161,200	4,543,535
Nidec Corp.	126,400	9,532,557
Nintendo Co. Ltd.	166,800	34,363,806
Nishimatsuya Chain Co. Ltd.	220,800	4,167,624
Nissan Motor Co. Ltd. (d)	995,800	11,182,834
Nitto Denko Corp.	215,600	12,774,133
NSK Ltd.	1,903,000	16,059,003
Organo Corp.	291,000	2,492,632
ORIX Corp.	80,790	22,326,746
Point, Inc.	97,600	5,154,886
Sankei Building Co. Ltd.	22,100	191,922
Sompo Japan Insurance, Inc.	517,000	6,769,639
Sony Corp. sponsored ADR	170,500	6,881,380
St. Marc Holdings Co. Ltd.	48,000	3,067,417
Stanley Electric Co. Ltd.	351,500	7,259,384
Sumitomo Mitsui Financial Group, Inc.	2,728	28,631,934
Sumitomo Trust & Banking Co. Ltd. (d)	1,437,600	15,039,769
T&D Holdings, Inc.	340,450	24,637,923
Takashimaya Co. Ltd.	936,000	11,883,702
Takeda Pharamaceutical Co. Ltd.	321,800	20,074,196
Tokuyama Corp.	464,000	6,205,256
Toyota Motor Corp. (d)	844,600	45,988,468
USS Co. Ltd.	189,400	12,167,641
Xebio Co. Ltd.	158,200	4,887,469
Yamada Denki Co. Ltd.	43,200	4,329,324
Yamaha Motor Co. Ltd.	161,600	4,281,247
TOTAL JAPAN		563,955,175
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	8,100	5,683,608
Luxembourg - 0.3%
SES Global unit	562,747	8,385,029
Netherlands - 2.6%
ABN-AMRO Holding NV sponsored ADR (d)	449,900	13,146,078
Gemalto NV (a)	84,176	1,806,101
Heineken NV (Bearer)	189,700	8,676,948
ING Groep NV (Certificaten Van Aandelen)	328,224	14,435,292
Koninklijke KPN NV sponsored ADR	943,000	12,032,680
Koninklijke Numico NV	219,500	9,881,352
Koninklijke Philips Electronics NV (NY Shares)	489,500	17,137,395
TOTAL NETHERLANDS		77,115,846
Common Stocks - continued
	Shares	Value
Norway - 1.2%
Acta Holding ASA	910,000	$ 3,681,077
DnB Nor ASA	1,318,800	16,145,643
Schibsted ASA (B Shares)	253,100	7,601,125
Statoil ASA	347,100	8,203,693
TOTAL NORWAY		35,631,538
Singapore - 0.1%
Singapore Exchange Ltd.	1,237,000	3,458,070
South Africa - 0.2%
JSE Ltd.	708,100	3,454,679
Sasol Ltd. sponsored ADR	119,800	3,940,222
TOTAL SOUTH AFRICA		7,394,901
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	1,032,600	23,884,038
Banco Pastor SA	374,800	5,741,429
Banco Santander Central Hispano SA	722,700	11,411,433
Gestevision Telecinco SA	4,177	106,467
Telefonica SA	1,440,380	24,875,363
TOTAL SPAIN		66,018,730
Sweden - 0.7%
Gant Co. AB	4,500	122,819
Modern Times Group AB (MTG) (B Shares)	152,900	7,908,063
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	374,600	12,904,970
TOTAL SWEDEN		20,935,852
Switzerland - 8.6%
ABB Ltd.:
(Reg.)	1,695,887	22,312,518
sponsored ADR	228,100	3,006,358
BKW FMB Energie AG	31,373	3,061,270
Compagnie Financiere Richemont unit	259,965	12,516,910
Credit Suisse Group (Reg.)	131,405	7,614,920
EFG International	101,890	3,349,339
Nestle SA (Reg.)	96,835	33,767,944
Nobel Biocare Holding AG (Switzerland)	47,731	11,748,553
Novartis AG (Reg.)	898,086	52,484,146
Roche Holding AG (participation certificate)	246,794	42,675,248
Schindler Holding AG (Reg.)	123,000	6,497,761
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	18,325	18,452,511
UBS AG (Reg.)	689,702	40,906,226
TOTAL SWITZERLAND		258,393,704
Thailand - 0.3%
Bangkok Bank Ltd. PCL (For. Reg.)	3,603,500	10,551,976
United Kingdom - 23.5%
Aegis Group PLC	2,734,700	6,846,959

	Shares	Value
Amvescap PLC	781,300	$ 8,482,816
Anglo American PLC (United Kingdom)	348,800	14,580,065
AstraZeneca PLC (United Kingdom)	512,500	32,031,250
BAE Systems PLC	1,846,500	13,662,036
Barclays PLC	702,800	8,920,289
Benfield Group PLC	1,671,800	11,438,418
BG Group PLC	1,615,700	19,629,067
BHP Billiton PLC	973,395	16,800,193
BP PLC	6,709,106	73,330,525
British Land Co. PLC	789,800	20,166,278
Cable & Wireless PLC	2,972,200	7,705,877
Cadbury Schweppes PLC	1,111,500	11,828,623
Diageo PLC	1,191,200	21,155,712
Gallaher Group PLC	440,100	7,192,334
GlaxoSmithKline PLC	1,719,100	45,753,846
GlaxoSmithKline PLC sponsored ADR	51,200	2,725,376
Gyrus Group PLC (a)	1,162,500	7,899,395
HBOS PLC	342,000	6,766,987
HSBC Holdings PLC:
(Hong Kong) (Reg.)	996,400	18,240,098
(United Kingdom) (Reg.)	2,503,626	45,831,378
Informa PLC	919,700	8,517,776
Jardine Lloyd Thompson Group PLC	877,073	6,403,164
Ladbrokes PLC	771,705	5,619,467
Lloyds TSB Group PLC	815,400	8,234,863
Man Group PLC	2,622,000	21,988,973
Marks & Spencer Group PLC	1,215,500	14,619,157
Mothercare PLC	786,100	4,929,659
New Star Asset Management Ltd.	514,300	3,954,471
Prudential PLC	2,084,100	25,885,331
Reckitt Benckiser PLC	172,300	7,140,969
Reed Elsevier PLC	2,702,800	29,977,576
Reuters Group PLC	4,110,900	33,436,510
Reuters Group PLC sponsored ADR	34,900	1,697,536
Rio Tinto PLC (Reg.)	270,606	12,828,754
Royal Bank of Scotland Group PLC	489,300	16,844,231
Royal Dutch Shell PLC:
Class A sponsored ADR	538,300	35,581,630
Class B	242,900	8,304,751
Taylor Nelson Sofres PLC	3,119,000	12,494,630
Tesco PLC	1,696,900	11,435,443
Vodafone Group PLC	11,244,362	25,704,612
WPP Group PLC	377,600	4,661,850
Xstrata PLC	105,300	4,350,358
TOTAL UNITED KINGDOM		705,599,233
United States of America - 0.9%
Estee Lauder Companies, Inc. Class A	415,900	16,773,247
NTL, Inc.	387,150	9,845,225
TOTAL UNITED STATES OF AMERICA		26,618,472
TOTAL COMMON STOCKS (Cost $2,426,870,421)		2,884,445,803
Money Market Funds - 7.7%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b)	123,188,552	$ 123,188,552
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	108,749,284	108,749,284
TOTAL MONEY MARKET FUNDS (Cost $231,937,836)		231,937,836
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $2,658,808,257)	3,116,383,639
NET OTHER ASSETS - (3.7)%	(110,000,065)
NET ASSETS - 100%	$ 3,006,383,574
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,895,112
Fidelity Securities Lending Cash Central Fund	2,603,662
Total	$ 7,498,774
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,671,580,817. Net unrealized appreciation aggregated $444,802,822, of which $520,631,438 related to appreciated investment securities and $75,828,616 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

September 30, 2006

VIPGRWT-QTLY-1106

1.808779.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	880,700	$ 39,050,238
Hotels, Restaurants & Leisure - 0.1%
Bob Evans Farms, Inc.	257,163	7,786,896
Household Durables - 2.1%
Ethan Allen Interiors, Inc.	582,134	20,176,764
Furniture Brands International, Inc. (d)	1,091,400	20,780,256
Garmin Ltd.	259,240	12,645,727
La-Z-Boy, Inc. (d)	2,449,233	34,191,293
Sony Corp. sponsored ADR	989,900	39,952,364
Whirlpool Corp.	274,764	23,110,400
		150,856,804
Internet & Catalog Retail - 0.2%
NutriSystem, Inc. (a)(d)	243,456	15,164,874
Media - 3.0%
Comcast Corp. Class A (special) (d)	1,199,000	44,135,190
Lamar Advertising Co. Class A (a)	647,740	34,595,793
Omnicom Group, Inc.	621,700	58,191,120
Time Warner, Inc.	2,887,500	52,639,125
Viacom, Inc. Class B (non-vtg.) (a)	683,700	25,419,966
		214,981,194
Multiline Retail - 1.6%
Dollar Tree Stores, Inc. (a)	1,408,700	43,613,352
Fred's, Inc. Class A	1,057,739	13,348,666
Kohl's Corp. (a)	871,300	56,564,796
		113,526,814
Specialty Retail - 3.8%
Bed Bath & Beyond, Inc. (a)	475,300	18,184,978
Guess?, Inc. (a)	524,900	25,473,397
Home Depot, Inc.	3,574,300	129,639,861
J. Crew Group, Inc.	412,100	12,391,847
Lowe's Companies, Inc.	375,600	10,539,336
RadioShack Corp.	944,000	18,219,200
Staples, Inc.	2,297,050	55,887,227
Williams-Sonoma, Inc.	226,200	7,326,618
		277,662,464
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (d)	201,768	6,850,024
Quiksilver, Inc. (a)	1,119,600	13,603,140
Under Armour, Inc. Class A (sub. vtg.)	225,800	9,036,516
		29,489,680
TOTAL CONSUMER DISCRETIONARY		848,518,964
CONSUMER STAPLES - 15.5%
Beverages - 3.3%
Anheuser-Busch Companies, Inc.	154,700	7,349,797
Brown-Forman Corp. Class B (non-vtg.)	345,700	26,497,905

	Shares	Value
Molson Coors Brewing Co. Class B	537,100	$ 37,006,190
PepsiCo, Inc.	2,649,200	172,886,792
		243,740,684
Food & Staples Retailing - 5.7%
CVS Corp.	1,798,200	57,758,184
Kroger Co.	1,312,800	30,378,192
Rite Aid Corp.	4,010,600	18,208,124
Safeway, Inc.	860,160	26,105,856
Wal-Mart Stores, Inc.	4,120,900	203,242,788
Walgreen Co.	1,787,100	79,329,369
		415,022,513
Food Products - 2.2%
General Mills, Inc.	390,100	22,079,660
Gold Kist, Inc. (a)	566,931	11,814,842
Groupe Danone	95,100	13,350,012
Groupe Danone sponsored ADR	573,500	16,987,070
Pilgrims Pride Corp. Class B	291,838	7,981,769
Sanderson Farms, Inc. (d)	279,279	9,037,468
Tyson Foods, Inc. Class A	2,784,500	44,217,860
Unilever NV (NY Shares)	1,375,200	33,747,408
		159,216,089
Household Products - 1.1%
Church & Dwight Co., Inc.	656,800	25,687,448
Colgate-Palmolive Co.	847,500	52,629,750
		78,317,198
Personal Products - 1.0%
Avon Products, Inc.	2,371,010	72,695,167
Tobacco - 2.2%
Altria Group, Inc.	1,392,800	106,618,840
British American Tobacco PLC	1,880,863	51,451,007
		158,069,847
TOTAL CONSUMER STAPLES		1,127,061,498
ENERGY - 5.3%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	416,470	28,403,254
Halliburton Co.	1,532,800	43,608,160
National Oilwell Varco, Inc. (a)	342,724	20,066,490
Noble Corp.	193,500	12,418,830
Schlumberger Ltd. (NY Shares)	463,300	28,738,499
Weatherford International Ltd. (a)	348,380	14,534,414
		147,769,647
Oil, Gas & Consumable Fuels - 3.3%
Arch Coal, Inc.	555,600	16,062,396
BG Group PLC sponsored ADR	383,000	23,351,510
CONSOL Energy, Inc.	743,400	23,588,082
Denbury Resources, Inc. (a)	318,400	9,201,760
Encore Acquisition Co. (a)	369,312	8,989,054
EOG Resources, Inc.	262,500	17,075,625
Exxon Mobil Corp.	973,800	65,341,980
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hugoton Royalty Trust	35,311	$ 930,445
Noble Energy, Inc.	94,900	4,326,491
Peabody Energy Corp.	644,000	23,686,320
Quicksilver Resources, Inc. (a)	195,300	6,230,070
Sasol Ltd. sponsored ADR	593,600	19,523,504
Ultra Petroleum Corp. (a)	125,300	6,028,183
XTO Energy, Inc.	405,200	17,071,076
		241,406,496
TOTAL ENERGY		389,176,143
FINANCIALS - 9.7%
Capital Markets - 2.7%
Daiwa Securities Group, Inc.	719,000	8,386,152
KKR Private Equity Investors, LP Restricted Depository Units (f)	1,094,600	23,588,630
Merrill Lynch & Co., Inc.	493,700	38,617,214
Nomura Holdings, Inc. (d)	850,800	14,957,063
Northern Trust Corp.	383,700	22,419,591
State Street Corp.	813,900	50,787,360
UBS AG (NY Shares)	604,808	35,871,162
		194,627,172
Commercial Banks - 0.8%
M&T Bank Corp.	60,600	7,269,576
PNC Financial Services Group, Inc.	313,500	22,709,940
Standard Chartered PLC (United Kingdom)	1,257,636	32,205,890
		62,185,406
Consumer Finance - 1.5%
American Express Co.	1,903,700	106,759,496
Diversified Financial Services - 0.4%
African Bank Investments Ltd.	2,293,768	6,508,355
FirstRand Ltd.	10,067,810	22,879,036
		29,387,391
Insurance - 1.9%
ACE Ltd.	330,300	18,077,319
AFLAC, Inc.	477,120	21,833,011
American International Group, Inc.	1,411,666	93,536,989
The St. Paul Travelers Companies, Inc.	182,500	8,557,425
		142,004,744
Real Estate Management & Development - 0.9%
Mitsui Fudosan Co. Ltd.	1,387,000	31,521,392
Tokyo Tatemono Co. Ltd.	2,836,000	31,877,844
		63,399,236
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp.	604,700	21,188,688

	Shares	Value
Fannie Mae	1,164,076	$ 65,083,489
Hudson City Bancorp, Inc.	1,599,575	21,194,369
		107,466,546
TOTAL FINANCIALS		705,829,991
HEALTH CARE - 20.0%
Biotechnology - 7.5%
Amgen, Inc. (a)	1,939,010	138,697,385
Amylin Pharmaceuticals, Inc. (a)(d)	1,007,225	44,388,406
Biogen Idec, Inc. (a)	1,010,800	45,162,544
Cephalon, Inc. (a)	488,700	30,177,225
Genentech, Inc. (a)	1,081,700	89,456,590
Gilead Sciences, Inc. (a)	819,600	56,306,520
ImClone Systems, Inc. (a)	974,600	27,600,672
MedImmune, Inc. (a)	1,035,400	30,244,034
OSI Pharmaceuticals, Inc. (a)	968,710	36,355,686
PDL BioPharma, Inc. (a)	1,229,035	23,597,472
Renovis, Inc. (a)	263,230	3,622,045
Telik, Inc. (a)(d)	571,193	10,161,523
Theravance, Inc. (a)	296,500	8,017,360
		543,787,462
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.	906,400	64,055,288
Boston Scientific Corp. (a)	1,313,400	19,425,186
C.R. Bard, Inc.	613,500	46,012,500
		129,492,974
Health Care Providers & Services - 2.6%
AMN Healthcare Services, Inc. (a)	1,297,900	30,825,125
Cardinal Health, Inc.	680,500	44,736,070
Cross Country Healthcare, Inc. (a)(d)(e)	2,123,551	36,100,367
Humana, Inc. (a)	479,400	31,683,546
Medco Health Solutions, Inc. (a)	776,200	46,657,382
		190,002,490
Life Sciences Tools & Services - 0.7%
Covance, Inc. (a)	396,200	26,299,756
Pharmaceutical Product Development, Inc.	664,529	23,717,040
		50,016,796
Pharmaceuticals - 7.4%
Allergan, Inc.	335,900	37,825,699
Johnson & Johnson	3,776,120	245,221,233
Merck & Co., Inc.	2,393,800	100,300,220
Schering-Plough Corp.	3,415,400	75,446,186
Wyeth	1,620,700	82,396,388
		541,189,726
TOTAL HEALTH CARE		1,454,489,448
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.2%
Aerospace & Defense - 0.7%
BAE Systems PLC	1,650,800	$ 12,214,075
Rolls-Royce Group PLC	4,067,098	34,488,721
		46,702,796
Air Freight & Logistics - 0.3%
FedEx Corp.	219,500	23,855,260
Commercial Services & Supplies - 1.1%
Cintas Corp.	1,253,560	51,182,855
Equifax, Inc.	691,600	25,388,636
		76,571,491
Industrial Conglomerates - 4.2%
General Electric Co.	7,699,620	271,796,587
Textron, Inc.	397,000	34,737,500
		306,534,087
Machinery - 0.6%
Deere & Co.	530,800	44,539,428
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	1,108,763	23,694,265
TOTAL INDUSTRIALS		521,897,327
INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 6.2%
Avaya, Inc. (a)	3,174,598	36,317,401
Cisco Systems, Inc. (a)	3,704,800	85,210,400
Corning, Inc. (a)	3,955,700	96,558,637
Harris Corp.	741,200	32,975,988
Juniper Networks, Inc. (a)	2,430,400	41,997,312
Nortel Networks Corp.	15,900,000	36,570,071
QUALCOMM, Inc.	3,334,700	121,216,345
		450,846,154
Computers & Peripherals - 4.1%
Apple Computer, Inc. (a)	1,297,634	99,956,747
Dell, Inc. (a)	1,047,886	23,933,716
EMC Corp. (a)	4,088,658	48,982,123
Lexmark International, Inc. Class A (a)	375,600	21,657,096
Network Appliance, Inc. (a)	1,695,415	62,747,309
Sun Microsystems, Inc. (a)	8,856,072	44,014,678
		301,291,669
Electronic Equipment & Instruments - 1.4%
Amphenol Corp. Class A	783,382	48,514,847
Chi Mei Optoelectronics Corp.	7,110,680	7,860,190
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,053,250	42,924,491
		99,299,528
Internet Software & Services - 1.8%
Google, Inc. Class A (sub. vtg.) (a)	310,700	124,870,330
VeriSign, Inc. (a)	341,100	6,890,220
		131,760,550

	Shares	Value
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	621,400	$ 46,020,884
First Data Corp.	2,078,700	87,305,400
Gartner, Inc. Class A (a)	751,200	13,213,608
Hewitt Associates, Inc. Class A (a)	241,300	5,853,938
Infosys Technologies Ltd. sponsored ADR	528,500	25,225,305
Nomura Research Institute Ltd.	216,000	29,983,494
Satyam Computer Services Ltd. sponsored ADR	811,100	31,381,459
Western Union Co. (a)(g)	1,262,700	24,155,451
		263,139,539
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	2,030,300	50,452,955
Analog Devices, Inc.	1,087,818	31,970,971
Chartered Semiconductor Manufacturing Ltd. sponsored ADR (a)	426,800	3,192,464
Himax Technologies, Inc. sponsored ADR	363,400	2,075,014
Intel Corp.	3,602,700	74,107,539
Novatek Microelectronics Corp.	1,637,000	7,737,557
		169,536,500
Software - 5.9%
Activision, Inc. (a)	2,437,059	36,799,591
Electronic Arts, Inc. (a)	1,411,587	78,597,164
Intuit, Inc. (a)	1,452,200	46,601,098
Microsoft Corp.	3,023,870	82,642,367
NAVTEQ Corp. (a)	915,000	23,890,650
NSD Co. Ltd.	814,300	33,152,337
Oracle Corp. (a)	4,176,600	74,092,884
Red Hat, Inc. (a)	833,642	17,573,173
Take-Two Interactive Software, Inc. (a)(d)	2,526,150	36,022,899
		429,372,163
TOTAL INFORMATION TECHNOLOGY		1,845,246,103
MATERIALS - 1.9%
Chemicals - 1.9%
Ashland, Inc.	514,500	32,814,810
Chemtura Corp.	1,750,638	15,178,031
Monsanto Co.	1,715,600	80,650,356
Tokuyama Corp.	520,000	6,954,166
		135,597,363
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	687,400	22,381,744
BellSouth Corp.	469,600	20,075,400
Embarq Corp.	90,200	4,362,974
Verizon Communications, Inc.	1,443,900	53,612,007
		100,432,125
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	1,804,011	$ 30,938,789
TOTAL TELECOMMUNICATION SERVICES		131,370,914
TOTAL COMMON STOCKS (Cost $6,001,705,480)		7,159,187,751
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(h)	88,646	1
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(h)	826,000	8
TOTAL PREFERRED STOCKS (Cost $5,802,548)		9
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 5.36% (b)	101,185,448	101,185,448
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	102,656,820	102,656,820
TOTAL MONEY MARKET FUNDS (Cost $203,842,268)		203,842,268
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.08%, dated 9/29/06 due 10/2/06) (Cost $4,394,000)	$ 4,395,859	4,394,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $6,215,744,296)	7,367,424,028
NET OTHER ASSETS - (1.2)%	(89,078,911)
NET ASSETS - 100%	$ 7,278,345,117
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 23,588,630 or 0.3% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 1,329,855
GeneProt, Inc. Series A	7/7/00	$ 4,472,693
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,336,237
Fidelity Securities Lending Cash Central Fund	1,117,888
Total	$ 2,454,125
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cross Country Healthcare, Inc.	$ -	$ 37,470,928	$ -	$ -	$ 36,100,367
Fred's, Inc. Class A	36,494,326	-	16,905,451	97,992	-
Total	$ 36,494,326	$ 37,470,928	$ 16,905,451	$ 97,992	$ 36,100,367
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $6,220,526,708. Net unrealized appreciation aggregated $1,146,897,320, of which $1,326,116,887 related to appreciated investment securities and $179,219,567 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

September 30, 2006

VIPEI-QTLY-1106

1.808778.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	336,400	$ 5,614,516
Gentex Corp.	144,800	2,057,608
Goodyear Tire & Rubber Co. (a)(d)	558,800	8,102,600
		15,774,724
Automobiles - 1.1%
General Motors Corp. (d)	227,500	7,566,650
Hyundai Motor Co.	187,710	16,067,320
Monaco Coach Corp.	188,200	2,096,548
Peugeot Citroen SA	124,000	6,992,658
Renault SA	229,101	26,277,803
Toyota Motor Corp. sponsored ADR (d)	430,700	46,903,230
Winnebago Industries, Inc. (d)	374,700	11,758,086
		117,662,295
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	1,723,300	16,095,622
Hotels, Restaurants & Leisure - 0.4%
Gaylord Entertainment Co. (a)	373,365	16,372,055
McDonald's Corp.	373,000	14,591,760
WMS Industries, Inc. (a)	246,400	7,197,344
Wyndham Worldwide Corp. (a)	283,202	7,921,160
		46,082,319
Household Durables - 1.4%
Beazer Homes USA, Inc.	144,800	5,652,992
KB Home	103,300	4,524,540
Lennar Corp. Class A	103,500	4,683,375
Newell Rubbermaid, Inc.	2,483,900	70,344,048
Sony Corp. sponsored ADR	289,900	11,700,364
Whirlpool Corp.	689,734	58,013,527
		154,918,846
Internet & Catalog Retail - 0.2%
Liberty Media Holding Corp. - Interactive Series A (a)	899,869	18,339,330
Leisure Equipment & Products - 0.3%
Eastman Kodak Co. (d)	1,464,000	32,793,600
Media - 5.1%
CBS Corp. Class B	1,739,543	49,002,926
Clear Channel Communications, Inc.	2,782,300	80,269,355
Comcast Corp. Class A (a)	2,369,791	87,326,798
Discovery Holding Co. Class A (a)	368,167	5,323,695
Gannett Co., Inc.	289,800	16,469,334
Liberty Media Holding Corp. - Capital Series A (a)	77,624	6,487,038
McGraw-Hill Companies, Inc.	41,500	2,408,245
News Corp. Class A	1,030,816	20,255,534
NTL, Inc.	812,888	20,671,729
The McClatchy Co. Class A	334,565	14,115,297
The New York Times Co. Class A (d)	929,525	21,360,485
The Reader's Digest Association, Inc. (non-vtg.)	1,481,965	19,206,266

	Shares	Value
The Walt Disney Co.	1,092,000	$ 33,753,720
Time Warner, Inc.	5,602,750	102,138,133
Viacom, Inc. Class B (non-vtg.) (a)	1,638,343	60,913,593
Vivendi SA	708,000	25,524,875
		565,227,023
Multiline Retail - 1.2%
Big Lots, Inc. (a)	565,556	11,203,669
Dollar Tree Stores, Inc. (a)	1,349,400	41,777,424
Family Dollar Stores, Inc.	1,072,100	31,348,204
Federated Department Stores, Inc.	1,100,800	47,565,568
		131,894,865
Specialty Retail - 1.4%
AnnTaylor Stores Corp. (a)	538,050	22,522,773
Chico's FAS, Inc. (a)	829,500	17,859,135
Gap, Inc.	188,300	3,568,285
Home Depot, Inc.	1,674,900	60,748,623
OfficeMax, Inc.	146,000	5,948,040
RadioShack Corp. (d)	1,781,200	34,377,160
Tiffany & Co., Inc.	351,700	11,676,440
TJX Companies, Inc.	62,600	1,754,678
		158,455,134
Textiles, Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	553,040	21,850,610
VF Corp.	229,300	16,727,435
		38,578,045
TOTAL CONSUMER DISCRETIONARY		1,295,821,803
CONSUMER STAPLES - 5.4%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. (d)	1,210,400	57,506,104
Food & Staples Retailing - 1.2%
Rite Aid Corp.	310,400	1,409,216
Wal-Mart Stores, Inc.	2,619,100	129,174,012
		130,583,228
Food Products - 0.4%
Kraft Foods, Inc. Class A (d)	1,170,900	41,754,294
Tyson Foods, Inc. Class A	103,400	1,641,992
		43,396,286
Household Products - 1.5%
Colgate-Palmolive Co.	1,715,600	106,538,760
Kimberly-Clark Corp.	394,900	25,810,664
Procter & Gamble Co.	501,442	31,079,375
		163,428,799
Personal Products - 0.7%
Avon Products, Inc.	2,575,570	78,966,976
Tobacco - 1.1%
Altria Group, Inc.	1,655,100	126,697,905
TOTAL CONSUMER STAPLES		600,579,298
Common Stocks - continued
	Shares	Value
ENERGY - 12.0%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	1,089,700	$ 74,317,540
Halliburton Co.	1,081,200	30,760,140
Noble Corp.	639,300	41,030,274
Schlumberger Ltd. (NY Shares)	2,193,920	136,088,858
		282,196,812
Oil, Gas & Consumable Fuels - 9.5%
Apache Corp.	581,880	36,774,816
BP PLC sponsored ADR	706,042	46,302,234
Chevron Corp.	2,322,542	150,640,074
ConocoPhillips	986,300	58,714,439
Double Hull Tankers, Inc.	205,000	2,818,750
El Paso Corp.	1,042,900	14,225,156
EOG Resources, Inc.	445,500	28,979,775
Exxon Mobil Corp.	8,392,636	563,145,877
Hess Corp.	475,900	19,711,778
Lukoil Oil Co. sponsored ADR	208,400	15,786,300
Occidental Petroleum Corp.	507,000	24,391,770
Total SA sponsored ADR	1,314,233	86,660,524
Williams Companies, Inc.	558,100	13,321,847
		1,061,473,340
TOTAL ENERGY		1,343,670,152
FINANCIALS - 28.3%
Capital Markets - 4.1%
Ameriprise Financial, Inc.	604,702	28,360,524
Bank of New York Co., Inc.	2,580,100	90,974,326
KKR Private Equity Investors, LP (a)	258,700	5,574,985
KKR Private Equity Investors, LP Restricted Depository Units (e)	708,100	15,259,555
Mellon Financial Corp.	1,399,200	54,708,720
Merrill Lynch & Co., Inc.	1,192,400	93,269,528
Morgan Stanley	1,750,400	127,621,664
Nomura Holdings, Inc. (d)	935,000	16,437,299
State Street Corp.	462,153	28,838,347
		461,044,948
Commercial Banks - 4.0%
Bank of China Ltd. (H Shares)	5,347,000	2,299,224
HSBC Holdings PLC sponsored ADR	41,400	3,789,342
KeyCorp	728,500	27,275,040
Kookmin Bank sponsored ADR	152,700	11,915,181
Lloyds TSB Group PLC	2,118,800	21,398,122
Marshall & Ilsley Corp.	416,300	20,057,334
Royal Bank of Scotland Group PLC	592,888	20,410,265
U.S. Bancorp, Delaware	1,479,938	49,163,540
Wachovia Corp.	2,839,861	158,464,244
Wells Fargo & Co.	3,649,600	132,042,528
		446,814,820

	Shares	Value
Consumer Finance - 0.5%
American Express Co.	823,196	$ 46,164,832
Capital One Financial Corp.	155,100	12,200,166
		58,364,998
Diversified Financial Services - 8.5%
Bank of America Corp.	7,175,177	384,374,232
Citigroup, Inc.	5,613,119	278,803,621
FirstRand Ltd.	7,037,125	15,991,823
JPMorgan Chase & Co. (d)	5,696,412	267,503,508
		946,673,184
Insurance - 7.8%
ACE Ltd.	2,142,596	117,264,279
Allianz AG sponsored ADR	1,071,900	18,576,027
Allied World Assurance Co. Holdings Ltd.	54,400	2,197,760
Allstate Corp.	1,050,200	65,879,046
American International Group, Inc.	4,588,550	304,037,323
Genworth Financial, Inc. Class A (non-vtg.)	330,702	11,577,877
Hartford Financial Services Group, Inc.	890,900	77,285,575
MetLife, Inc. unit	835,300	24,816,763
Montpelier Re Holdings Ltd.	1,163,500	22,560,265
PartnerRe Ltd.	486,620	32,880,913
Swiss Reinsurance Co. (Reg.)	321,551	24,612,038
The St. Paul Travelers Companies, Inc.	2,274,726	106,661,902
Willis Group Holdings Ltd.	937,000	35,606,000
XL Capital Ltd. Class A	415,820	28,566,834
		872,522,602
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	376,800	21,010,368
Equity Office Properties Trust	557,200	22,154,272
Equity Residential (SBI)	545,000	27,566,100
		70,730,740
Real Estate Management & Development - 0.1%
Realogy Corp. (a)	268,602	6,091,893
Thrifts & Mortgage Finance - 2.7%
Countrywide Financial Corp.	292,310	10,242,542
Fannie Mae	2,879,510	160,993,404
Freddie Mac	1,148,000	76,146,840
Golden West Financial Corp., Delaware	248,700	19,212,075
Sovereign Bancorp, Inc.	1,457,558	31,352,062
		297,946,923
TOTAL FINANCIALS		3,160,190,108
HEALTH CARE - 7.9%
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	2,297,232	104,432,167
Becton, Dickinson & Co.	156,200	11,038,654
Boston Scientific Corp. (a)	1,856,400	27,456,156
		142,926,977
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
HCA, Inc.	291,200	$ 14,527,968
Omnicare, Inc.	237,900	10,251,111
UnitedHealth Group, Inc.	265,347	13,055,072
		37,834,151
Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co. (d)	2,213,300	55,155,436
Johnson & Johnson	2,162,000	140,400,280
Merck & Co., Inc.	2,109,200	88,375,480
Novartis AG sponsored ADR	485,100	28,349,244
Pfizer, Inc.	7,316,200	207,487,432
Schering-Plough Corp.	3,284,630	72,557,477
Wyeth	2,169,100	110,277,044
		702,602,393
TOTAL HEALTH CARE		883,363,521
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	2,504,425	102,430,983
Lockheed Martin Corp.	646,400	55,629,184
The Boeing Co.	198,800	15,675,380
United Technologies Corp.	844,540	53,501,609
		227,237,156
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	217,800	15,668,532
Airlines - 0.1%
UAL Corp. (a)	282,011	7,493,032
Building Products - 0.3%
Masco Corp.	1,145,000	31,395,900
Commercial Services & Supplies - 0.4%
Waste Management, Inc.	1,082,800	39,717,104
Electrical Equipment - 0.4%
Emerson Electric Co.	498,700	41,820,982
Industrial Conglomerates - 3.1%
3M Co.	567,400	42,225,908
General Electric Co.	4,634,090	163,583,377
Textron, Inc.	306,000	26,775,000
Tyco International Ltd.	4,253,346	119,051,155
		351,635,440
Machinery - 2.5%
Briggs & Stratton Corp.	910,588	25,086,699
Caterpillar, Inc.	485,500	31,945,900
Deere & Co.	156,100	13,098,351
Dover Corp.	1,141,900	54,171,736
Eaton Corp.	165,700	11,408,445
Illinois Tool Works, Inc.	303,800	13,640,620
Ingersoll-Rand Co. Ltd. Class A	1,315,488	49,962,234

	Shares	Value
Navistar International Corp. (a)	649,295	$ 16,764,797
SPX Corp.	1,235,500	66,025,120
		282,103,902
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	930,400	68,328,576
Laidlaw International, Inc.	268,000	7,324,440
Union Pacific Corp.	287,100	25,264,800
		100,917,816
TOTAL INDUSTRIALS		1,097,989,864
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	2,508,000	57,684,000
Lucent Technologies, Inc. (a)	5,077,300	11,880,882
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	1,582
Motorola, Inc.	1,932,312	48,307,800
Nortel Networks Corp.	1,652,800	3,801,447
		121,675,711
Computers & Peripherals - 2.4%
EMC Corp. (a)	3,040,100	36,420,398
Hewlett-Packard Co.	2,804,111	102,882,833
Imation Corp.	289,700	11,631,455
International Business Machines Corp.	1,235,900	101,269,646
Sun Microsystems, Inc. (a)	3,725,375	18,515,114
		270,719,446
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	912,800	29,839,432
Arrow Electronics, Inc. (a)	775,900	21,282,937
Avnet, Inc. (a)	1,566,330	30,731,395
Solectron Corp. (a)	5,630,400	18,355,104
		100,208,868
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	517,300	13,077,344
IT Services - 0.2%
MoneyGram International, Inc.	912,900	26,528,874
Office Electronics - 0.5%
Xerox Corp. (a)	3,896,635	60,631,641
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	1,406,800	41,345,852
Applied Materials, Inc.	2,401,200	42,573,276
Freescale Semiconductor, Inc.:
Class A (a)	17,710	673,866
Class B (a)	1,496,677	56,888,693
Intel Corp.	4,269,800	87,829,786
Micron Technology, Inc. (a)	1,589,200	27,652,080
National Semiconductor Corp.	682,847	16,067,390
Novellus Systems, Inc. (a)	166,400	4,602,624
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Samsung Electronics Co. Ltd.	30,180	$ 21,176,703
Teradyne, Inc. (a)	715,400	9,414,664
		308,224,934
Software - 1.3%
Autodesk, Inc. (a)	165,500	5,756,090
Microsoft Corp.	3,272,500	89,437,425
Oracle Corp. (a)	731,200	12,971,488
Symantec Corp. (a)	1,496,133	31,837,710
		140,002,713
TOTAL INFORMATION TECHNOLOGY		1,041,069,531
MATERIALS - 4.2%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	621,300	41,235,681
Arkema (a)	12,180	574,725
Arkema sponsored ADR (a)	234,455	11,019,376
Ashland, Inc.	353,500	22,546,230
Bayer AG sponsored ADR	270,700	13,792,165
Celanese Corp. Class A	672,400	12,035,960
Chemtura Corp.	2,044,164	17,722,903
Dow Chemical Co.	742,300	28,934,854
E.I. du Pont de Nemours & Co.	836,800	35,848,512
Georgia Gulf Corp.	759,800	20,833,716
Lyondell Chemical Co. (d)	1,336,593	33,909,352
PolyOne Corp. (a)	1,126,200	9,381,246
Rohm & Haas Co.	166,256	7,872,222
Tronox, Inc. Class B	153,376	1,958,612
		257,665,554
Containers & Packaging - 0.3%
Amcor Ltd.	1,548,700	8,576,624
Smurfit-Stone Container Corp.(a)	2,320,072	25,984,806
		34,561,430
Metals & Mining - 1.0%
Alcan, Inc.	601,700	23,977,580
Alcoa, Inc.	2,359,016	66,146,809
Phelps Dodge Corp.	188,000	15,923,600
		106,047,989
Paper & Forest Products - 0.6%
International Paper Co.	1,105,400	38,280,002
Weyerhaeuser Co.	519,600	31,970,988
		70,250,990
TOTAL MATERIALS		468,525,963
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	7,251,893	236,121,636
BellSouth Corp.	4,402,699	188,215,382

	Shares	Value
Qwest Communications International, Inc. (a)	5,870,900	$ 51,194,248
Telkom SA Ltd. sponsored ADR	268,975	18,602,311
Verizon Communications, Inc.	3,727,402	138,398,436
		632,532,013
Wireless Telecommunication Services - 0.9%
MTN Group Ltd.	206,900	1,673,518
Philippine Long Distance Telephone Co. sponsored ADR (d)	298,700	13,011,372
Sprint Nextel Corp.	3,408,000	58,447,200
Vodafone Group PLC sponsored ADR	1,248,187	28,533,555
		101,665,645
TOTAL TELECOMMUNICATION SERVICES		734,197,658
UTILITIES - 3.3%
Electric Utilities - 0.7%
Entergy Corp.	658,100	51,483,163
Exelon Corp.	382,800	23,174,712
		74,657,875
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	1,644,400	33,529,316
TXU Corp.	788,840	49,318,277
		82,847,593
Multi-Utilities - 1.9%
Dominion Resources, Inc.	968,900	74,111,161
Duke Energy Corp.	921,000	27,814,200
Public Service Enterprise Group, Inc.	933,800	57,139,222
Wisconsin Energy Corp.	1,286,100	55,482,354
		214,546,937
TOTAL UTILITIES		372,052,405
TOTAL COMMON STOCKS (Cost $7,991,075,419)		10,997,460,303
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	402,500	13,479,725
General Motors Corp.:
Series B, 5.25%	359,600	7,159,636
Series C, 6.25%	253,100	5,780,804
		26,420,165
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	384,900	8,275,350
TOTAL CONSUMER DISCRETIONARY		34,695,515
FINANCIALS - 0.2%
Insurance - 0.2%
Conseco, Inc. Series B, 5.50%	143,400	3,688,248
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp. 4.50%	208,200	$ 5,143,997
XL Capital Ltd. 6.50%	475,300	10,798,816
		19,631,061
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	176,300	9,826,962
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	1,829,817
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $76,185,301)		65,983,355
Corporate Bonds - 0.8%
	Principal Amount
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 4.5% 5/15/15	$ 3,640,000	3,815,175
Media - 0.2%
Liberty Media Corp.3.5% 1/15/31 (e)	11,400,000	12,483,000
News America, Inc. liquid yield option note 0% 2/28/21 (e)	22,670,000	13,460,313
		25,943,313
TOTAL CONSUMER DISCRETIONARY		29,758,488
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (e)	8,680,000	8,954,288
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 3.125% 1/15/23	5,220,000	6,907,104
TOTAL INDUSTRIALS		15,861,392
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc.:
3.5% 6/15/12	6,220,000	7,393,154

	Principal Amount	Value
5.25% 12/15/11 (e)	$ 11,850,000	$ 17,879,043
5.25% 12/15/11	3,930,000	5,929,505
		31,201,702
TOTAL CONVERTIBLE BONDS		76,821,582
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	12,858,190
TOTAL CORPORATE BONDS (Cost $83,022,047)		89,679,772
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 5.36% (b)	40,053,487	40,053,487
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	267,114,944	267,114,944
TOTAL MONEY MARKET FUNDS (Cost $307,168,431)		307,168,431
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $8,457,451,198)	11,460,291,861
NET OTHER ASSETS - (2.5)%	(279,717,756)
NET ASSETS - 100%	$ 11,180,574,105
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,036,199 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 694,616
Fidelity Securities Lending Cash Central Fund	1,337,018
Total	$ 2,031,634
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $8,468,154,066. Net unrealized appreciation aggregated $2,992,137,795, of which $3,351,662,126 related to appreciated investment securities and $359,524,331 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

September 30, 2006

VIPVAL-QTLY-1106

1.808786.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.5%
Winnebago Industries, Inc.	10,690	$ 335,452
Hotels, Restaurants & Leisure - 0.2%
WMS Industries, Inc. (a)	5,700	166,497
Media - 4.9%
Comcast Corp. Class A (a)	51,900	1,912,515
News Corp. Class B	28,490	588,034
The New York Times Co. Class A	5,100	117,198
The Walt Disney Co.	13,300	411,103
Time Warner, Inc.	10,700	195,061
		3,223,911
Multiline Retail - 0.6%
Target Corp.	7,500	414,375
Specialty Retail - 1.5%
Chico's FAS, Inc. (a)	18,200	391,846
OfficeMax, Inc.	9,900	403,326
Urban Outfitters, Inc. (a)	10,600	187,514
		982,686
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	1,400	102,130
TOTAL CONSUMER DISCRETIONARY		5,225,051
CONSUMER STAPLES - 8.3%
Beverages - 0.5%
Diageo PLC sponsored ADR	2,300	163,392
The Coca-Cola Co.	4,350	194,358
		357,750
Food & Staples Retailing - 5.3%
Wal-Mart Stores, Inc.	70,170	3,460,786
Food Products - 0.4%
Nestle SA sponsored ADR	1,100	96,470
Wm. Wrigley Jr. Co.	4,200	193,452
		289,922
Household Products - 1.7%
Colgate-Palmolive Co.	1,700	105,570
Procter & Gamble Co.	16,700	1,035,066
		1,140,636
Tobacco - 0.4%
Altria Group, Inc.	3,170	242,664
TOTAL CONSUMER STAPLES		5,491,758
ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Chevron Corp.	12,700	823,722
ConocoPhillips	9,700	577,441
Exxon Mobil Corp.	42,840	2,874,564
		4,275,727

	Shares	Value
FINANCIALS - 32.7%
Capital Markets - 4.6%
Merrill Lynch & Co., Inc.	8,500	$ 664,870
Morgan Stanley	13,600	991,576
Northern Trust Corp.	2,600	151,918
Nuveen Investments, Inc. Class A	3,800	194,674
State Street Corp.	16,910	1,055,184
		3,058,222
Commercial Banks - 5.1%
Barclays PLC Sponsored ADR	5,700	289,389
East West Bancorp, Inc.	8,026	317,910
KeyCorp	9,300	348,192
Preferred Bank, Los Angeles California	1,600	95,952
U.S. Bancorp, Delaware	10,600	352,132
Wachovia Corp.	11,030	615,474
Wells Fargo & Co.	18,340	663,541
Wilmington Trust Corp., Delaware	15,300	681,615
		3,364,205
Consumer Finance - 1.2%
Capital One Financial Corp.	9,600	755,136
SLM Corp.	30	1,559
		756,695
Diversified Financial Services - 9.8%
Bank of America Corp.	52,020	2,786,711
Citigroup, Inc.	39,960	1,984,813
JPMorgan Chase & Co.	35,600	1,671,776
		6,443,300
Insurance - 4.0%
AFLAC, Inc.	3,900	178,464
Allstate Corp.	2,600	163,098
American International Group, Inc.	16,840	1,115,818
Lincoln National Corp.	15,800	980,864
MetLife, Inc.	3,500	198,380
		2,636,624
Real Estate Investment Trusts - 4.3%
General Growth Properties, Inc.	59,023	2,812,446
Thrifts & Mortgage Finance - 3.7%
Fannie Mae	32,800	1,833,848
Hudson City Bancorp, Inc.	35,700	473,025
People's Bank, Connecticut	4,100	162,401
		2,469,274
TOTAL FINANCIALS		21,540,766
HEALTH CARE - 11.4%
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	6,600	466,422
Health Care Providers & Services - 2.0%
Health Net, Inc. (a)	23,620	1,027,942
UnitedHealth Group, Inc.	5,900	290,280
		1,318,222
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 8.7%
Johnson & Johnson	6,600	$ 428,604
Merck & Co., Inc.	53,300	2,233,270
Pfizer, Inc.	62,190	1,763,708
Wyeth	25,300	1,286,252
		5,711,834
TOTAL HEALTH CARE		7,496,478
INDUSTRIALS - 11.0%
Aerospace & Defense - 0.6%
Raytheon Co.	2,500	120,025
The Boeing Co.	3,900	307,515
		427,540
Industrial Conglomerates - 2.3%
General Electric Co.	43,520	1,536,256
Road & Rail - 8.1%
Burlington Northern Santa Fe Corp.	38,200	2,805,408
Con-way, Inc.	6,000	268,920
CSX Corp.	66,000	2,166,780
Laidlaw International, Inc.	3,000	81,990
		5,323,098
TOTAL INDUSTRIALS		7,286,894
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	20,100	462,300
Juniper Networks, Inc. (a)	13,500	233,280
Motorola, Inc.	4,900	122,500
QUALCOMM, Inc.	6,200	225,370
		1,043,450
Computers & Peripherals - 3.1%
Hewlett-Packard Co.	50,300	1,845,507
Sun Microsystems, Inc. (a)	38,500	191,345
		2,036,852
Electronic Equipment & Instruments - 0.9%
Arrow Electronics, Inc. (a)	8,200	224,926
Avnet, Inc. (a)	20,679	405,722
		630,648

	Shares	Value
Internet Software & Services - 1.4%
eBay, Inc. (a)	8,500	$ 241,060
Google, Inc. Class A (sub. vtg.) (a)	1,700	683,230
		924,290
Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.	20,100	590,739
Applied Materials, Inc.	22,700	402,471
Intel Corp.	24,600	506,022
Linear Technology Corp.	8,800	273,856
Maxim Integrated Products, Inc.	12,100	339,647
MKS Instruments, Inc. (a)	25,800	523,998
National Semiconductor Corp.	13,200	310,596
Texas Instruments, Inc.	8,100	269,325
		3,216,654
TOTAL INFORMATION TECHNOLOGY		7,851,894
MATERIALS - 0.8%
Chemicals - 0.8%
FMC Corp.	8,240	527,937
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 6.3%
AT&T, Inc.	85,000	2,767,600
BellSouth Corp.	19,800	846,450
Qwest Communications International, Inc. (a)	61,700	538,024
		4,152,074
UTILITIES - 2.3%
Electric Utilities - 1.9%
Edison International	3,900	162,396
Entergy Corp.	4,000	312,920
Exelon Corp.	12,700	768,858
		1,244,174
Multi-Utilities - 0.4%
Duke Energy Corp.	8,800	265,760
TOTAL UTILITIES		1,509,934
TOTAL COMMON STOCKS (Cost $60,286,702)		65,358,513
Convertible Bonds - 0.4%
	Principal Amount
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (c)	$ 40,000	41,264
Convertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. 3.5% 6/15/12	$ 160,000	$ 190,178
TOTAL CONVERTIBLE BONDS (Cost $203,872)		231,442
Money Market Funds - 3.4%
Shares
Fidelity Cash Central Fund, 5.36% (b) (Cost $2,264,916)	2,264,916	2,264,916
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $62,755,490)	67,854,871
NET OTHER ASSETS - (2.9)%	(1,895,808)
NET ASSETS - 100%	$ 65,959,063
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 41,264 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 74,640
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $62,968,213. Net unrealized appreciation aggregated $4,886,658, of which $5,385,058 related to appreciated investment securities and $498,400 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

September 30, 2006

VIPHI-QTLY-1106

1.808795.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.1%
	Principal Amount	Value
Convertible Bonds - 0.2%
Technology - 0.2%
Flextronics International Ltd. 1% 8/1/10	$ 2,090,000	$ 2,134,308
Nonconvertible Bonds - 87.9%
Aerospace - 1.5%
Bombardier, Inc.:
6.75% 5/1/12 (d)	10,000	9,550
7.45% 5/1/34 (d)	1,360,000	1,171,300
L-3 Communications Corp.:
5.875% 1/15/15	1,120,000	1,069,600
6.375% 10/15/15	5,520,000	5,395,800
7.625% 6/15/12	5,245,000	5,428,575
Orbital Sciences Corp. 9% 7/15/11	1,715,000	1,817,900
Primus International, Inc. 11.5% 4/15/09 (d)	4,505,000	4,865,400
		19,758,125
Air Transportation - 1.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	7,425,000	7,295,063
6.977% 11/23/22	791,308	757,678
7.377% 5/23/19	362,710	333,693
7.8% 4/1/08	565,000	565,000
8.608% 10/1/12	535,000	545,700
AMR Corp. 9% 8/1/12	1,980,000	1,980,000
Continental Airlines, Inc.:
7.875% 7/2/18	629,753	614,009
9.558% 9/1/19	1,073,603	1,111,179
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	653,189	646,657
7.73% 9/15/12	340,150	326,544
9.798% 4/1/21	3,244,011	3,430,542
		17,606,065
Automotive - 3.5%
Ford Motor Credit Co.:
7% 10/1/13	4,585,000	4,252,588
7.25% 10/25/11	4,725,000	4,456,034
9.9569% 4/15/12 (f)	3,230,000	3,367,275
10.64% 6/15/11 (d)(f)	6,874,000	7,217,700
General Motors Acceptance Corp.:
5.125% 5/9/08	965,000	945,633
5.625% 5/15/09	1,705,000	1,662,667
6.75% 12/1/14	4,355,000	4,273,344
6.875% 9/15/11	5,585,000	5,571,038
8% 11/1/31	12,850,000	13,492,500
Visteon Corp. 7% 3/10/14	2,965,000	2,653,675
		47,892,454

	Principal Amount	Value
Banks and Thrifts - 0.4%
Western Financial Bank 9.625% 5/15/12	$ 5,125,000	$ 5,656,232
Broadcasting - 0.1%
Nexstar Broadcasting, Inc. 7% 1/15/14	1,535,000	1,412,200
Building Materials - 0.8%
Anixter International, Inc. 5.95% 3/1/15	3,710,000	3,441,025
Goodman Global Holdings, Inc.:
7.875% 12/15/12	1,825,000	1,733,750
8.3294% 6/15/12 (f)	2,045,000	2,073,119
Interface, Inc. 9.5% 2/1/14	1,045,000	1,078,963
Nortek, Inc. 8.5% 9/1/14	1,745,000	1,635,938
NTK Holdings, Inc. 0% 3/1/14 (c)	995,000	686,550
		10,649,345
Cable TV - 3.4%
Cablevision Systems Corp.:
8% 4/15/12	5,980,000	6,039,800
9.62% 4/1/09 (f)	3,835,000	4,065,100
Charter Communications Holdings I LLC:
0% 1/15/15 (c)	2,335,000	1,576,125
9.92% 4/1/14	4,735,000	3,243,475
10% 5/15/14	2,405,000	1,578,402
11.125% 1/15/14	1,340,000	927,950
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	1,085,000	987,350
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	3,015,000	3,075,300
EchoStar DBS Corp.:
5.75% 10/1/08	6,905,000	6,853,213
7% 10/1/13 (d)(e)	5,940,000	5,836,050
7.125% 2/1/16 (d)	1,655,000	1,605,350
GCI, Inc. 7.25% 2/15/14	1,840,000	1,775,600
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	1,370,000	1,421,101
Kabel Deutschland GmbH 10.625% 7/1/14 (d)	2,930,000	3,149,750
NTL Cable PLC:
8.75% 4/15/14	2,175,000	2,242,969
9.125% 8/15/16	1,805,000	1,859,150
		46,236,685
Capital Goods - 2.2%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	5,485,000	5,855,238
Case New Holland, Inc. 7.125% 3/1/14	6,795,000	6,795,000
Invensys PLC 9.875% 3/15/11 (d)	5,503,000	5,929,483
Leucadia National Corp. 7% 8/15/13	4,250,000	4,239,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Park-Ohio Industries, Inc. 8.375% 11/15/14	$ 2,555,000	$ 2,299,500
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,206,063
		29,324,659
Chemicals - 4.3%
Chemtura Corp. 6.875% 6/1/16	2,710,000	2,649,025
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (c)	3,240,000	2,616,300
Series B, 0% 10/1/14 (c)	1,965,000	1,576,913
Equistar Chemicals LP 7.55% 2/15/26	2,525,000	2,228,313
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	1,995,000	2,067,319
10.125% 9/1/08	2,600,000	2,756,000
Georgia Gulf Corp. 9.5% 10/15/14 (d)	5,580,000	5,559,075
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 10.2569% 7/15/10 (f)	4,720,000	4,814,400
Lyondell Chemical Co.:
8% 9/15/14	3,110,000	3,148,875
8.25% 9/15/16	3,110,000	3,148,875
Millennium America, Inc.:
7.625% 11/15/26	1,040,000	910,000
9.25% 6/15/08	4,175,000	4,310,688
Nalco Co. 7.75% 11/15/11	3,005,000	3,072,613
Nell AF Sarl 8.375% 8/15/15 (d)	2,690,000	2,656,375
NOVA Chemicals Corp.:
7.4% 4/1/09	5,225,000	5,211,938
8.405% 11/15/13 (f)	3,060,000	3,090,600
Phibro Animal Health Corp.:
10% 8/1/13 (d)	2,440,000	2,501,000
13% 8/1/14 (d)	1,420,000	1,441,300
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	4,590,000	4,704,750
		58,464,359
Consumer Products - 0.7%
Jostens Holding Corp. 0% 12/1/13 (c)	3,050,000	2,508,625
Jostens IH Corp. 7.625% 10/1/12	1,970,000	1,970,000
Revlon Consumer Products Corp.:
8.625% 2/1/08	2,165,000	2,040,513
9.5% 4/1/11	1,560,000	1,396,200
Samsonite Corp. 8.875% 6/1/11	1,540,000	1,605,450
		9,520,788
Containers - 1.8%
Ball Corp. 6.625% 3/15/18	5,540,000	5,429,200

	Principal Amount	Value
BWAY Corp. 10% 10/15/10	$ 7,005,000	$ 7,355,250
Graham Packaging Co. LP/GPC Capital Corp. 9.875% 10/15/14	925,000	906,500
Impress Holdings BV 8.515% 9/15/13 (d)(f)	2,260,000	2,276,950
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	2,665,000	2,731,625
Owens-Illinois, Inc.:
7.35% 5/15/08	3,125,000	3,125,000
7.5% 5/15/10	2,775,000	2,775,000
		24,599,525
Diversified Financial Services - 0.5%
E*TRADE Financial Corp.:
7.375% 9/15/13	930,000	953,250
7.875% 12/1/15	2,895,000	3,046,988
8% 6/15/11	2,440,000	2,525,400
		6,525,638
Diversified Media - 1.6%
Affinion Group, Inc. 11.5% 10/15/15	2,700,000	2,754,000
LBI Media Holdings, Inc. 0% 10/15/13 (c)	6,440,000	5,441,800
LBI Media, Inc. 10.125% 7/15/12	2,245,000	2,362,863
Nielsen Finance LLC/Co.:
0% 8/1/16 (c)(d)	2,660,000	1,559,425
10% 8/1/14 (d)	3,460,000	3,581,100
Quebecor Media, Inc. 7.75% 3/15/16	5,920,000	5,846,000
		21,545,188
Electric Utilities - 4.5%
AES Corp.:
8.875% 2/15/11	3,581,000	3,822,718
9.375% 9/15/10	4,088,000	4,404,820
9.5% 6/1/09	1,184,000	1,263,920
AES Gener SA 7.5% 3/25/14	4,965,000	5,132,569
Aquila, Inc. 14.875% 7/1/12	2,555,000	3,347,050
CMS Energy Corp. 6.3% 2/1/12	1,405,000	1,383,925
Dynegy Holdings, Inc. 8.375% 5/1/16	3,130,000	3,184,775
Mirant Americas Generation LLC 8.5% 10/1/21	4,075,000	3,952,750
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	7,490,000	7,490,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	2,505,000	2,580,150
Nevada Power Co. 6.65% 4/1/36 (d)	3,205,000	3,331,598
NGC Corp. 7.125% 5/15/18	1,805,000	1,651,575
NRG Energy, Inc. 7.25% 2/1/14	1,275,000	1,265,438
Reliant Energy, Inc. 6.75% 12/15/14	380,000	361,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Sierra Pacific Power Co. 6% 5/15/16 (d)	$ 165,000	$ 166,650
Tenaska Alabama Partners LP 7% 6/30/21 (d)	3,249,308	3,176,198
TXU Corp. 6.5% 11/15/24	6,115,000	5,824,538
Utilicorp Canada Finance Corp. 7.75% 6/15/11	8,600,000	9,073,000
Utilicorp United, Inc. 9.95% 2/1/11 (f)	55,000	60,500
		61,473,174
Energy - 9.0%
Atlas Pipeline Partners LP 8.125% 12/15/15	3,305,000	3,362,838
Chaparral Energy, Inc. 8.5% 12/1/15	4,800,000	4,764,000
Chesapeake Energy Corp.:
6.5% 8/15/17	7,185,000	6,735,938
6.625% 1/15/16	1,045,000	1,005,813
7.5% 6/15/14	2,095,000	2,105,475
7.75% 1/15/15	4,390,000	4,472,313
Colorado Interstate Gas Co. 6.8% 11/15/15	375,000	377,344
El Paso Corp.:
6.375% 2/1/09	4,000,000	4,017,920
7.75% 6/15/10	5,034,000	5,187,940
El Paso Natural Gas Co. 8.375% 6/15/32	265,000	300,367
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	5,960,000	6,109,000
Hanover Compressor Co.:
7.5% 4/15/13	580,000	577,100
8.625% 12/15/10	2,560,000	2,662,400
9% 6/1/14	2,465,000	2,612,900
Hanover Equipment Trust 8.75% 9/1/11	775,000	802,125
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	3,440,000	3,328,200
9% 6/1/16 (d)	3,910,000	4,007,750
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	2,505,000	2,611,463
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.875% 11/1/14	3,176,000	2,993,380
Newfield Exploration Co.:
6.625% 9/1/14	755,000	738,013
6.625% 4/15/16	1,310,000	1,277,250
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15	2,890,000	2,853,875
Pan American Energy LLC 7.75% 2/9/12 (d)	3,630,000	3,648,150

	Principal Amount	Value
Parker Drilling Co.:
9.625% 10/1/13	$ 2,960,000	$ 3,226,400
10.15% 9/1/10 (f)	4,878,000	4,975,560
Petrohawk Energy Corp. 9.125% 7/15/13 (d)	7,095,000	7,148,213
Pogo Producing Co. 6.875% 10/1/17	2,255,000	2,150,706
Range Resources Corp.:
7.375% 7/15/13	10,075,000	10,075,000
7.5% 5/15/16	3,910,000	3,929,550
SESI LLC 6.875% 6/1/14 (d)	3,210,000	3,113,700
Sonat, Inc. 7.625% 7/15/11	4,355,000	4,436,656
Southern Natural Gas Co.:
7.35% 2/15/31	610,000	632,875
8% 3/1/32	350,000	389,375
Stone Energy Corp. 6.75% 12/15/14	3,435,000	3,409,238
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	2,535,000	2,528,663
Williams Companies, Inc. 6.375% 10/1/10 (d)	4,765,000	4,735,219
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (d)	4,330,000	4,373,300
		121,676,009
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 8% 3/1/14	1,815,000	1,706,100
Environmental - 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	3,645,000	3,480,975
7.125% 5/15/16	3,210,000	3,137,775
8.5% 12/1/08	3,965,000	4,133,513
Browning-Ferris Industries, Inc. 6.375% 1/15/08	855,000	852,863
		11,605,126
Food and Drug Retail - 0.5%
Albertsons, Inc.:
7.45% 8/1/29	1,685,000	1,560,748
7.75% 6/15/26	2,565,000	2,433,287
8% 5/1/31	1,685,000	1,638,010
Rite Aid Corp.:
7.5% 1/15/15	655,000	615,700
7.7% 2/15/27	310,000	243,350
8.125% 5/1/10	655,000	658,275
		7,149,370
Food/Beverage/Tobacco - 1.8%
Constellation Brands, Inc. 7.25% 9/1/16	2,760,000	2,787,600
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,837,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Pierre Foods, Inc. 9.875% 7/15/12	$ 2,290,000	$ 2,318,625
Reynolds American, Inc.:
6.5% 7/15/10 (d)	5,255,000	5,315,958
7.25% 6/1/13 (d)	3,200,000	3,282,560
7.3% 7/15/15 (d)	2,680,000	2,753,700
Swift & Co.:
10.125% 10/1/09	2,605,000	2,657,100
12.5% 1/1/10	760,000	771,400
		23,724,543
Gaming - 6.1%
Chukchansi Economic Development Authority:
8% 11/15/13 (d)	3,210,000	3,294,263
8.78% 11/15/12 (d)(f)	1,010,000	1,040,300
Mandalay Resort Group:
9.375% 2/15/10	4,655,000	4,963,394
10.25% 8/1/07	2,505,000	2,586,413
MGM Mirage, Inc.:
6% 10/1/09	5,140,000	5,075,750
6.625% 7/15/15	350,000	336,000
6.75% 9/1/12	8,215,000	8,091,775
6.75% 4/1/13	2,450,000	2,404,063
6.875% 4/1/16	2,730,000	2,637,863
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	4,740,000	4,716,300
7.125% 8/15/14	2,010,000	2,004,975
8% 4/1/12	970,000	1,008,800
MTR Gaming Group, Inc.:
9% 6/1/12 (d)	960,000	969,600
9.75% 4/1/10	1,650,000	1,740,750
Scientific Games Corp. 6.25% 12/15/12	3,275,000	3,152,188
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	4,600,000	4,577,000
7.25% 5/1/12	6,020,000	5,989,900
Station Casinos, Inc.:
6.625% 3/15/18	185,000	166,731
6.875% 3/1/16	9,520,000	8,948,800
Turning Stone Resort Casino Enterprise 9.125% 9/15/14 (d)	3,740,000	3,786,750
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	2,100,000	1,449,000
9% 1/15/12	3,610,000	3,718,300

	Principal Amount	Value
Wheeling Island Gaming, Inc. 10.125% 12/15/09	$ 5,900,000	$ 6,047,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,915,000	3,807,338
		82,513,753
Healthcare - 5.1%
CDRV Investors, Inc. 0% 1/1/15 (c)	8,990,000	6,652,600
Concentra Operating Corp.:
9.125% 6/1/12	4,095,000	4,258,800
9.5% 8/15/10	2,145,000	2,230,800
HealthSouth Corp.:
10.75% 6/15/16 (d)	2,390,000	2,443,775
11.4181% 6/15/14 (d)(f)	2,215,000	2,259,300
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	3,815,000	3,671,938
LifeCare Holdings, Inc. 9.25% 8/15/13	2,075,000	1,473,250
Multiplan, Inc. 10.375% 4/15/16 (d)	2,485,000	2,497,425
National Mentor Holdings, Inc. 11.25% 7/1/14 (d)	3,250,000	3,380,000
Omega Healthcare Investors, Inc.:
7% 4/1/14	9,970,000	9,895,225
7% 1/15/16	2,480,000	2,449,000
Senior Housing Properties Trust 8.625% 1/15/12	6,435,000	6,901,538
Service Corp. International (SCI):
6.75% 4/1/16	1,040,000	993,200
7.375% 10/1/14 (d)	3,220,000	3,240,125
7.625% 10/1/18 (d)	2,390,000	2,401,950
8% 6/15/17 (d)(f)	270,000	257,850
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	4,310,000	4,417,750
Ventas Realty LP:
6.5% 6/1/16	5,250,000	5,158,125
6.625% 10/15/14	2,320,000	2,314,200
6.75% 4/1/17	2,800,000	2,803,500
		69,700,351
Homebuilding/Real Estate - 2.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	4,400,000	4,345,000
8.125% 6/1/12	11,585,000	11,845,663
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	490,000	456,313
8.875% 4/1/12	615,000	602,700
KB Home 7.75% 2/1/10	6,155,000	6,139,613
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)	3,380,000	3,375,606
Technical Olympic USA, Inc. 7.5% 1/15/15	4,580,000	3,526,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
WCI Communities, Inc.:
6.625% 3/15/15	$ 965,000	$ 767,175
7.875% 10/1/13	830,000	699,275
		31,757,945
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	3,875,000	4,049,375
Host Marriott LP 7.125% 11/1/13	5,390,000	5,457,375
		9,506,750
Insurance - 0.3%
UnumProvident Corp. 7.375% 6/15/32	580,000	603,130
UnumProvident Finance Co. PLC 6.85% 11/15/15 (d)	2,770,000	2,811,550
		3,414,680
Leisure - 1.8%
Royal Caribbean Cruises Ltd.:
7% 6/15/13	4,720,000	4,771,726
yankee 7.5% 10/15/27	810,000	792,788
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	1,052,000	862,640
Town Sports International, Inc. 9.625% 4/15/11	5,344,000	5,611,200
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	5,125,000	5,522,188
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	575,000	577,156
10.2388% 5/1/10 (f)	5,780,000	5,931,725
		24,069,423
Metals/Mining - 3.8%
Arch Western Finance LLC 6.75% 7/1/13	5,410,000	5,193,600
Compass Minerals International, Inc.:
0% 12/15/12 (c)	4,520,000	4,384,400
0% 6/1/13 (c)	8,615,000	8,033,488
Drummond Co., Inc. 7.375% 2/15/16 (d)	7,370,000	6,946,225
FMG Finance Pty Ltd.:
9.405% 9/1/11 (d)(f)	3,090,000	2,920,050
10% 9/1/13 (d)	3,050,000	2,882,250
10.625% 9/1/16 (d)	2,760,000	2,642,700
Massey Energy Co. 6.875% 12/15/13	5,415,000	4,914,113

	Principal Amount	Value
PNA Group, Inc. 10.75% 9/1/16 (d)	$ 3,640,000	$ 3,721,900
Vedanta Resources PLC 6.625% 2/22/10 (d)	10,775,000	10,491,618
		52,130,344
Paper - 1.0%
Bowater Canada Finance Corp. 7.95% 11/15/11	1,170,000	1,124,663
Bowater, Inc. 6.5% 6/15/13	1,680,000	1,491,000
Catalyst Paper Corp. 8.625% 6/15/11	1,710,000	1,675,800
Georgia-Pacific Corp.:
8% 1/15/24	1,470,000	1,447,950
8.875% 5/15/31	2,090,000	2,163,150
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	1,580,000	1,453,600
Stone Container Corp. 9.75% 2/1/11	1,878,000	1,934,340
Stone Container Finance Co. 7.375% 7/15/14	2,420,000	2,202,200
		13,492,703
Publishing/Printing - 1.3%
Dex Media West LLC/Dex Media West Finance Co. 8.5% 8/15/10	2,175,000	2,234,813
Houghton Mifflin Co. 9.875% 2/1/13	5,435,000	5,706,750
The Reader's Digest Association, Inc. 6.5% 3/1/11	10,605,000	10,207,313
		18,148,876
Railroad - 0.7%
Kansas City Southern Railway Co. 7.5% 6/15/09	9,860,000	9,860,000
Restaurants - 1.3%
Carrols Corp. 9% 1/15/13	5,255,000	5,333,825
Friendly Ice Cream Corp. 8.375% 6/15/12	5,700,000	5,151,375
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	6,915,000	6,621,113
		17,106,313
Services - 3.5%
Ashtead Capital, Inc. 9% 8/15/16 (d)	3,090,000	3,221,325
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (d)	1,460,000	1,423,500
7.75% 5/15/16 (d)	2,320,000	2,250,400
7.905% 5/15/14 (d)(f)	550,000	536,250
Corrections Corp. of America:
6.25% 3/15/13	220,000	215,050
6.75% 1/31/14	1,315,000	1,315,000
7.5% 5/1/11	1,605,000	1,637,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16 (d)	$ 2,990,000	$ 3,057,275
FTI Consulting, Inc.:
7.625% 6/15/13	4,965,000	4,977,413
7.75% 10/1/16 (d)	1,250,000	1,262,500
H&E Equipment Services, Inc. 8.375% 7/15/16 (d)	2,150,000	2,203,750
Hertz Corp.:
8.875% 1/1/14 (d)	445,000	463,913
10.5% 1/1/16 (d)	625,000	685,938
Iron Mountain, Inc.:
8.25% 7/1/11	5,110,000	5,122,775
8.625% 4/1/13	5,270,000	5,388,575
Penhall International Corp. 12% 8/1/14 (d)	2,650,000	2,775,875
Rural/Metro Corp.:
0% 3/15/16 (c)	3,185,000	2,404,675
9.875% 3/15/15	1,670,000	1,724,275
United Rentals North America, Inc. 7% 2/15/14	6,615,000	6,218,100
		46,883,689
Shipping - 3.8%
Berry Plastics Holding Corp. 8.875% 9/15/14 (d)	4,680,000	4,703,400
OMI Corp. 7.625% 12/1/13	9,595,000	9,690,950
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	840,000	823,200
8.25% 3/15/13	1,295,000	1,366,225
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	24,235,717
Teekay Shipping Corp. 8.875% 7/15/11	10,093,000	10,749,045
		51,568,537
Steels - 0.4%
Allegheny Technologies, Inc. 8.375% 12/15/11	645,000	677,250
RathGibson, Inc. 11.25% 2/15/14 (d)	4,820,000	4,988,700
		5,665,950
Super Retail - 1.5%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	11,530,000	11,919,138
NBC Acquisition Corp. 0% 3/15/13 (c)	1,665,000	1,215,450
Nebraska Book Co., Inc. 8.625% 3/15/12	3,050,000	2,851,750
Sonic Automotive, Inc. 8.625% 8/15/13	3,690,000	3,699,225
		19,685,563

	Principal Amount	Value
Technology - 7.1%
Activant Solutions, Inc. 9.5% 5/1/16 (d)	$ 1,330,000	$ 1,230,250
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (d)	3,400,000	3,621,000
10.9% 6/1/13 (d)(f)	3,380,000	3,540,550
Celestica, Inc.:
7.625% 7/1/13	2,090,000	2,074,325
7.875% 7/1/11	7,750,000	7,672,500
Eastman Kodak Co. 7.25% 11/15/13	1,645,000	1,603,875
Freescale Semiconductor, Inc. 6.875% 7/15/11	6,555,000	6,882,750
IKON Office Solutions, Inc. 7.75% 9/15/15	5,615,000	5,769,413
Lucent Technologies, Inc.:
6.45% 3/15/29	9,240,000	8,223,600
6.5% 1/15/28	3,465,000	3,083,850
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
8% 12/15/14	570,000	347,700
8.64% 12/15/11 (f)	3,255,000	2,742,338
Nortel Networks Corp.:
9.73% 7/15/11 (d)(f)	3,340,000	3,440,200
10.125% 7/15/13 (d)	3,825,000	4,044,938
Northern Telecom Capital Corp. 7.875% 6/15/26	475,000	413,250
Northern Telecom Ltd. yankee 6.875% 9/1/23	840,000	697,200
Sanmina-SCI Corp.:
6.75% 3/1/13	5,020,000	4,706,250
8.125% 3/1/16	4,660,000	4,566,800
Seagate Technology HDD Holdings 6.8% 10/1/16	2,800,000	2,793,000
Serena Software, Inc. 10.375% 3/15/16	1,720,000	1,797,400
STATS ChipPAC Ltd. 7.5% 7/19/10	5,185,000	5,159,075
SunGard Data Systems, Inc.:
9.125% 8/15/13	4,380,000	4,522,350
10.25% 8/15/15	1,315,000	1,354,450
UGS Capital Corp. II 10.38% 6/1/11 pay-in-kind (d)(f)	5,765,000	5,851,475
Xerox Capital Trust I 8% 2/1/27	2,290,000	2,335,800
Xerox Corp.:
6.4% 3/15/16	2,055,000	2,044,725
6.75% 2/1/17	3,100,000	3,134,875
7.625% 6/15/13	2,585,000	2,711,019
		96,364,958
Telecommunications - 7.7%
American Tower Corp. 7.125% 10/15/12	890,000	910,025
Centennial Communications Corp.:
10% 1/1/13	1,000,000	1,010,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Centennial Communications Corp.: - continued
11.2581% 1/1/13 (f)	$ 1,025,000	$ 1,055,750
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	900,000	884,250
Digicel Ltd. 9.25% 9/1/12 (d)	5,335,000	5,548,400
Intelsat Ltd.:
6.5% 11/1/13	10,960,000	8,713,200
7.625% 4/15/12	10,795,000	9,445,625
9.25% 6/15/16 (d)	4,960,000	5,226,600
11.25% 6/15/16 (d)	4,170,000	4,425,413
11.64% 6/15/13 (d)(f)	3,430,000	3,610,075
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (f)	3,115,000	3,153,938
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (d)	570,000	579,234
Level 3 Communications, Inc. 12.875% 3/15/10	1,480,000	1,535,500
Level 3 Financing, Inc. 12.25% 3/15/13	5,435,000	6,060,025
Millicom International Cellular SA 10% 12/1/13	3,230,000	3,472,250
Mobile Telesystems Finance SA 8% 1/28/12 (d)	4,158,000	4,215,380
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (d)	1,970,000	2,068,500
PanAmSat Corp.:
9% 8/15/14	5,374,000	5,548,655
9% 6/15/16 (d)	3,820,000	3,944,150
Qwest Corp.:
7.5% 10/1/14 (d)	4,130,000	4,253,900
8.64% 6/15/13 (f)	7,630,000	8,164,100
Rogers Communications, Inc. 9.625% 5/1/11	6,920,000	7,819,600
Stratos Global Corp. 9.875% 2/15/13 (d)	375,000	318,750
U.S. West Capital Funding, Inc. 6.375% 7/15/08	1,245,000	1,241,888
U.S. West Communications:
6.875% 9/15/33	1,550,000	1,426,000
7.5% 6/15/23	3,335,000	3,259,963
Windstream Corp.:
8.125% 8/1/13 (d)	3,270,000	3,470,124
8.625% 8/1/16 (d)	3,040,000	3,252,800
		104,614,095

	Principal Amount	Value
Textiles & Apparel - 0.6%
Levi Strauss & Co.:
8.875% 4/1/16	$ 6,065,000	$ 6,049,838
10.1216% 4/1/12 (f)	1,890,000	1,937,250
Warnaco, Inc. 8.875% 6/15/13	570,000	587,100
		8,574,188
TOTAL NONCONVERTIBLE BONDS		1,191,583,703
TOTAL CORPORATE BONDS (Cost $1,181,984,903)		1,193,718,011
Commercial Mortgage Securities - 0.4%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	602,702	614,947
Class BWE, 7.226% 10/11/37 (d)	815,018	840,823
Class BWF, 7.55% 10/11/37 (d)	719,501	750,238
Class BWG, 8.155% 10/11/37 (d)	695,904	744,473
Class BWH, 9.073% 10/11/37 (d)	363,970	403,050
Class BWJ, 9.99% 10/11/37 (d)	601,724	688,958
Class BWK, 10.676% 10/11/37 (d)	468,660	546,765
Class BWL, 10.1596% 10/11/37 (d)	781,752	882,813
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0791% 4/25/21 (d)(f)	188,137	169,323
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,009,761)		5,641,390
Common Stocks - 0.1%
Shares
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (a)(g) (Cost $1,974,627)	48,889	742,135
Floating Rate Loans - 6.8%
	Principal Amount
Aerospace - 0.0%
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.58% 9/29/13 (f)	$ 150,000	150,938
Tranche 2LN, term loan 11.125% 3/28/14 (f)	60,000	60,975
		211,913
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - 0.2%
Lear Corp. term loan 7.8779% 4/25/12 (f)	$ 2,660,000	$ 2,606,800
Banks and Thrifts - 0.1%
Charter Municipal Mortgage Acceptance Co. term loan 7.9% 8/15/12 (f)	1,770,000	1,774,425
Building Materials - 0.6%
Masonite International Corp. term loan 11% 4/6/15 (f)	7,930,000	7,374,900
Cable TV - 0.8%
Charter Communications Operating LLC Tranche B, term loan 8.125% 4/28/13 (f)	6,448,000	6,480,240
CSC Holdings, Inc. Tranche B, term loan 7.1832% 3/29/13 (f)	4,937,625	4,912,937
		11,393,177
Diversified Financial Services - 0.4%
LPL Holdings, Inc. Tranche B, term loan 8.3015% 6/28/13 (f)	5,189,954	5,241,854
Electric Utilities - 0.9%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 7.6206% 6/24/12 (f)	3,999,608	4,019,606
term loan 7.6205% 6/24/12 (f)	2,866,125	2,880,456
Tranche 2, term loan 10.8706% 6/24/13 (f)	4,631,250	4,677,563
		11,577,625
Energy - 0.7%
Coffeyville Resources LLC Tranche 2, term loan 12.125% 7/8/13 (f)	3,450,000	3,553,500
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.4919% 10/31/12 (f)	605,806	610,350
term loan:
7.616% 10/31/07 (f)	2,230,000	2,230,000
7.6442% 10/31/12 (f)	2,498,952	2,517,694
		8,911,544
Gaming - 0.8%
Kerzner International Ltd.:
term loan 8.39% 9/1/13 (f)	3,181,250	3,157,391
Class DD, term loan 8.39% 9/1/13 (f)(h)	1,908,750	1,894,434
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (h)	2,103,333	2,092,817
8.12% 5/26/13 (f)	4,206,667	4,217,183
		11,361,825
Paper - 0.7%
Georgia-Pacific Corp. Tranche B1, term loan 7.3903% 12/23/12 (f)	9,508,150	9,525,978

	Principal Amount	Value
Services - 0.3%
NES Rentals Holdings, Inc. Tranche 2, term loan 12.125% 7/21/13 (f)	$ 4,570,000	$ 4,592,850
Technology - 0.8%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.395% 3/20/13 (f)	3,192,000	3,199,980
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.58% 3/9/11 (f)	5,107,424	5,069,118
Tranche B, term loan 7.08% 3/9/13 (f)	1,926,510	1,927,714
		10,196,812
Telecommunications - 0.5%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (f)	2,490,000	2,521,125
Wind Telecomunicazioni Spa:
Tranche B, term loan 8.1684% 9/21/13 (f)	2,345,000	2,356,725
Tranche C, term loan 8.6684% 9/21/14 (f)	2,345,000	2,356,725
		7,234,575
TOTAL FLOATING RATE LOANS (Cost $92,253,749)		92,004,278
Money Market Funds - 4.7%
Shares
Fidelity Cash Central Fund, 5.36% (b) (Cost $63,755,990)	63,755,990	63,755,990
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,344,979,030)	1,355,861,804
NET OTHER ASSETS - (0.1)%	(1,041,693)
NET ASSETS - 100%	$ 1,354,820,111
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $273,502,472 or 20.2% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $742,135 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627

(h) Position, or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,375,833 and $3,355,773, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,787,158
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,341,711,678. Net unrealized appreciation aggregated $14,150,126, of which $31,076,196 related to appreciated investment securities and $16,926,070 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

September 30, 2006

VIPMM-QTLY-1106

1.807728.102

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.1%
Due Date	Yield (a)	Principal Amount	Value
Bell Trace Obligated Group
10/30/06	5.32% (c)	$ 14,405,000	$ 14,405,000
Virginia Electric & Power Co.
2/1/07	5.53	10,065,000	10,055,255
TOTAL CORPORATE BONDS			24,460,255
Certificates of Deposit - 17.7%

London Branch, Eurodollar, Foreign Banks - 7.7%
Barclays Bank PLC
10/24/06	5.33	15,000,000	15,000,000
BNP Paribas SA
12/8/06	5.33	15,000,000	15,000,000
Calyon
1/24/07 to 2/12/07	5.00 to 5.22	15,000,000	15,000,000
Credit Industriel et Commercial
10/24/06 to 4/10/07	5.18 to 5.40	46,000,000	46,000,000
Deutsche Bank AG
1/30/07	4.86	15,000,000	15,000,000
Dresdner Bank AG
3/5/07	5.40	6,000,000	6,000,000
HBOS Treasury Services PLC
12/5/06 to 12/14/06	5.35	17,000,000	17,000,000
Landesbank Hessen-Thuringen
12/8/06	5.36	15,000,000	15,000,000
Norddeutsche Landesbank
11/8/06	5.32	15,000,000	15,000,000
Societe Generale
11/7/06 to 12/6/06	4.80 to 4.91	15,000,000	15,000,000
			174,000,000
New York Branch, Yankee Dollar, Foreign Banks - 10.0%
BNP Paribas SA
10/30/06 to 6/11/07	4.81 to 5.45	45,000,000	45,000,000
Canadian Imperial Bank of Commerce
10/16/06	5.41 (c)	20,000,000	20,000,000
Credit Suisse First Boston
10/23/06	5.50 (c)	20,000,000	20,000,000
Credit Suisse Group
6/4/07	5.40 to 5.43	22,000,000	22,000,000
DEPFA BANK PLC
1/25/07	5.33	5,000,000	5,000,000
Deutsche Bank AG
2/5/07	4.90	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
10/23/06 to 1/29/07	5.34 to 5.56	53,000,000	52,999,996

Due Date	Yield (a)	Principal Amount	Value
Sumitomo Mitsui Banking Corp.
11/14/06 to 1/26/07	5.34 to 5.40%	$ 23,000,000	$ 23,000,000
Toronto-Dominion Bank
12/8/06	5.35	20,000,000	20,000,000
Unicredito Italiano Spa
11/20/06	5.26	10,000,000	10,000,000
			227,999,996
TOTAL CERTIFICATES OF DEPOSIT			401,999,996
Commercial Paper - 21.6%

Aegis Finance LLC
10/18/06 to 11/10/06	5.06 to 5.31	8,000,000	7,969,910
Apache Corp.
10/16/06	5.36	6,000,000	5,986,650
Aquifer Funding LLC
10/5/06	5.32	10,000,000	9,994,119
Bavaria TRR Corp.
10/25/06	5.31	5,000,000	4,982,367
British Telecommunications PLC
10/10/06 to 11/27/06	5.33 to 5.55	8,000,000	7,965,259
Bryant Park Funding LLC
11/2/06 to 12/5/06	5.35 to 5.45	10,000,000	9,928,467
Caisse Nat Des Caisses D Epargne
2/7/07	5.34 (b)	5,000,000	4,906,206
Capital One Multi-Asset Execution Trust
10/20/06	5.33	2,000,000	1,994,416
Citigroup Funding, Inc.
10/26/06 to 11/17/06	5.33 to 5.45	25,000,000	24,890,811
ConocoPhillips Qatar Funding Ltd.
11/20/06	5.43 (b)	1,000,000	992,556
Countrywide Financial Corp.
10/18/06 to 11/1/06	5.32 to 5.43	18,000,000	17,935,171
Cullinan Finance Corp.
1/23/07	5.56 (b)	5,000,000	4,914,342
CVS Corp.
10/3/06 to 11/13/06	5.37 to 5.38	10,000,000	9,981,165
DaimlerChrysler NA Holding Corp.
10/17/06 to 11/13/06	5.43 to 5.57	10,000,000	9,955,220
Devon Energy Corp.
10/2/06 to 11/16/06	5.43 to 5.55	9,000,000	8,985,230
Dominion Resources, Inc.
10/13/06	5.36	1,000,000	998,223
Commercial Paper -continued
Due Date	Yield (a)	Principal Amount	Value
DZ Bank AG
10/23/06	5.33%	$ 3,000,000	$ 2,990,320
Emerald (MBNA Credit Card Master Note Trust)
11/1/06 to 12/6/06	5.33 to 5.47	19,852,000	19,716,973
FCAR Owner Trust
10/16/06 to 1/24/07	5.34 to 5.57	30,000,000	29,663,566
Fortune Brands, Inc.
10/5/06 to 11/13/06	5.41 to 5.56	4,000,000	3,986,250
France Telecom SA
11/6/06 to 11/20/06	5.42 to 5.50 (b)	2,000,000	1,987,149
Giro Funding US Corp.
12/4/06	5.35	4,000,000	3,962,453
Grampian Funding LLC
10/23/06 to 3/5/07	5.32 to 5.52	33,000,000	32,587,865
Harrier Finance Funding LLC
10/20/06	5.33 (b)	5,000,000	4,986,067
HBOS Treasury Services PLC
12/19/06	5.35	2,000,000	1,976,827
John Deere Capital Corp.
11/2/06	5.47	1,000,000	995,200
Kellogg Co.
11/22/06 to 12/28/06	5.39 to 5.42	6,000,000	5,934,259
Liberty Street Funding Corp.
10/16/06	5.32	1,000,000	997,792
Michigan Gen. Oblig.
10/11/06	5.14	2,000,000	1,999,687
Monument Gardens Funding
10/23/06 to 12/11/06	5.31 to 5.36	6,000,000	5,973,418
Motown Notes Program
11/2/06 to 12/18/06	5.37 to 5.52	13,000,000	12,877,389
Nationwide Building Society
11/3/06	5.46	10,000,000	9,950,683
Nelnet Student Funding Ext Cp LLC
10/3/06 to 11/28/06	5.32 to 5.34	3,000,000	2,988,974
Nissan Motor Acceptance Corp.
10/20/06 to 11/2/06	5.38 to 5.53	5,000,000	4,980,005
Pacific Gas & Electric Co.
10/5/06	5.35 (b)	1,000,000	999,407
Paradigm Funding LLC
1/22/07 to 3/26/07	5.33 to 5.39	22,000,000	21,581,794

Due Date	Yield (a)	Principal Amount	Value
Park Granada LLC
10/3/06 to 12/4/06	5.29 to 5.36%	$ 21,000,000	$ 20,940,857
Park Sienna LLC
10/26/06	5.31	20,000,000	19,926,528
Sigma Finance, Inc.
12/7/06	5.35 (b)	4,000,000	3,961,289
Skandinaviska Enskilda Banken AB
10/30/06	5.29 (c)	20,000,000	20,000,000
Societe Generale NA
1/8/07	5.33	3,305,000	3,257,284
Strand Capital LLC
11/16/06 to 2/20/07	5.34 to 5.38	12,000,000	11,861,186
Stratford Receivables Co. LLC
10/5/06 to 1/8/07	5.30 to 5.33	46,660,000	46,505,546
Textron Financial Corp.
10/4/06 to 10/25/06	5.34 to 5.37	8,000,000	7,987,287
The Walt Disney Co.
10/24/06 to 2/7/07	5.35 to 5.36	3,000,000	2,974,367
Time Warner, Inc.
11/10/06 to 1/16/07	5.16 to 5.49 (b)	16,500,000	16,304,772
Verizon Communications, Inc.
1/12/07	5.45 (b)	20,000,000	19,693,289
Vodafone Group PLC
11/20/06	5.58 (b)	1,000,000	992,389
Weatherford International Ltd.
10/6/06 to 10/12/06	5.34 (b)	4,000,000	3,996,154
WellPoint, Inc.
10/10/06 to 12/14/06	5.36 to 5.41	6,000,000	5,979,235
Whirlpool Corp.
10/2/06	5.33	1,000,000	999,852
Xcel Energy, Inc.
10/17/06	5.35	1,500,000	1,496,527
TOTAL COMMERCIAL PAPER			490,392,752
Federal Agencies - 2.1%

Fannie Mae - 0.6%
9/5/07	5.53	13,000,000	13,000,000
Federal Home Loan Bank - 1.5%
8/15/07 to 9/14/07	5.42 to 5.56	34,000,000	33,999,172
TOTAL FEDERAL AGENCIES			46,999,172
Master Notes - 2.6%
Due Date	Yield (a)	Principal Amount	Value
Asset Funding Co. III LLC
10/5/06	5.38% (c)(f)	$ 13,000,000	$ 13,000,000
Goldman Sachs Group, Inc.
10/10/06 to 11/27/06	5.38 to 5.45 (c)(f)	47,000,000	47,000,000
TOTAL MASTER NOTES			60,000,000
Medium-Term Notes - 30.6%

AIG Matched Funding Corp.
10/3/06 to 11/15/06	5.40 to 5.52 (c)	40,000,000	40,000,000
Allstate Life Global Funding II
10/27/06	5.34 (b)(c)	1,000,000	1,000,000
American Express Credit Corp.
10/5/06	5.43 (c)	10,000,000	10,000,743
Australia & New Zealand Banking Group Ltd.
10/23/06	5.33 (b)(c)	5,000,000	5,000,000
Banco Santander Totta SA
10/16/06	5.33 (b)(c)	15,000,000	15,000,000
Bank of New York Co., Inc.
10/27/06	5.39 (b)(c)	15,000,000	15,000,000
Banque Federative du Credit Mutuel (BFCM)
10/13/06	5.33 (b)(c)	12,000,000	12,000,000
Bayerische Landesbank Girozentrale
10/16/06 to 11/20/06	5.43 to 5.52 (c)	25,000,000	25,000,000
BellSouth Corp.
4/26/07	5.34 (b)	15,000,000	14,901,950
BMW U.S. Capital LLC
10/16/06	5.33 (c)	2,000,000	2,000,000
10/5/06	5.30 (c)(f)	2,000,000	2,000,000
BNP Paribas SA
10/2/06	5.28 (c)	10,000,000	9,997,343
Caja Madrid SA
1/19/07	5.37 (c)	7,000,000	7,000,000
Calyon New York Branch
10/2/06	5.27 (c)	8,000,000	7,997,640
Commonwealth Bank of Australia
10/24/06	5.33 (c)	4,000,000	4,000,000
ConocoPhillips
10/11/06	5.51 (c)	3,000,000	3,000,000
Countrywide Bank, Alexandria Virginia
10/15/06 to 10/16/06	5.34 (c)	9,000,000	8,999,622
Cullinan Finance Corp.
10/25/06 to 6/25/07	5.29 to 5.38 (b)(c)	28,000,000	27,996,259
DnB Nor ASA
10/25/06	5.32 (b)(c)	27,000,000	26,999,933
Harrier Finance Funding LLC
12/20/06	5.37 (b)(c)	1,000,000	1,000,004

Due Date	Yield (a)	Principal Amount	Value
HBOS Treasury Services PLC
10/10/06	5.30% (b)(c)	$ 10,600,000	$ 10,599,132
12/27/06	5.46 (c)	20,000,000	20,000,000
HSBC Finance Corp.
10/6/06 to 10/24/06	5.32 to 5.36 (c)	26,000,000	26,000,000
HSBC USA, Inc.
10/16/06	5.31 (c)	5,000,000	5,000,000
HSH Nordbank AG
10/23/06	5.36 (b)(c)	6,000,000	6,000,000
Huntington National Bank, Columbus
11/1/06	5.57 (c)	2,000,000	2,000,818
ING USA Annuity & Life Insurance Co.
12/26/06	5.48 (c)(f)	3,000,000	3,000,000
Intesa Bank Ireland PLC
10/25/06	5.33 (b)(c)	20,000,000	20,000,000
K2 (USA) LLC
12/11/06	5.36 (b)(c)	6,000,000	5,999,442
Kestrel Funding plc US LLC 144A
10/26/06	5.34 (b)(c)	1,000,000	1,000,000
Links Finance LLC
10/19/06	5.29 (b)(c)	10,000,000	9,999,675
Merrill Lynch & Co., Inc.
10/4/06 to 10/16/06	5.34 to 5.58 (c)	28,000,000	28,033,430
Metropolitan Life Insurance Co.
10/6/06	5.34 (b)(c)	3,884,000	3,884,000
Morgan Stanley
10/2/06 to 10/27/06	5.35 to 5.46 (c)	48,000,000	48,000,192
Natexis Banques Populaires NY CD
10/2/06	5.29 (c)	21,000,000	20,996,922
Nordea Bank AB
10/2/06	5.27 (c)	13,000,000	12,996,185
Pacific Life Global Funding
10/4/06	5.38 (b)(c)	3,000,000	3,001,343
RACERS
10/23/06	5.35 (b)(c)	15,000,000	15,000,000
Royal Bank of Scotland PLC
10/23/06	5.32 (b)(c)	10,000,000	10,000,000
Security Life of Denver Insurance Co.
11/28/06	5.48 (c)(f)	2,000,000	2,000,000
Sigma Finance, Inc.
10/16/06 to 12/11/06	5.33 to 5.36 (b)(c)	17,000,000	16,998,912
Skandinaviska Enskilda Banken
10/10/06	5.28 (c)	14,000,000	13,996,511
Societe Generale
10/2/06	5.30 (b)(c)	9,000,000	9,000,596
10/31/06	5.28 (c)	20,000,000	19,995,756
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
UniCredito Italiano Bank (Ireland) PLC
10/16/06	5.34% (b)(c)	$ 21,000,000	$ 21,000,000
10/30/06	5.29 (c)	10,000,000	9,998,003
Verizon Global Funding Corp.
12/15/06	5.50 (b)(c)	50,000,000	50,000,006
Washington Mutual Bank
11/27/06 to 11/30/06	5.38 (c)	17,000,000	17,000,000
Washington Mutual Bank FA
10/16/06	5.31 (c)	2,000,000	2,000,000
10/31/06	5.47 (b)(c)	20,000,000	20,000,000
Washington Mutual Bank, California
10/20/06	5.37 (c)	8,000,000	8,000,000
WestLB AG
10/10/06 to 12/29/06	5.37 to 5.40 (b)(c)	13,000,000	13,000,000
TOTAL MEDIUM-TERM NOTES			693,394,417
Short-Term Notes - 3.4%

Jackson National Life Insurance Co.
10/1/06	5.65 (c)(f)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
10/2/06 to 11/1/06	5.63 (c)(f)	15,000,000	15,000,000
10/30/06	5.42 (b)(c)	5,000,000	5,000,000
Monumental Life Insurance Co.
10/2/06	5.47 to 5.50 (c)(f)	10,000,000	10,000,000
New York Life Insurance Co.
12/29/06	5.45 (c)(f)	30,000,000	30,000,000
Transamerica Occidental Life Insurance Co.
11/1/06	5.66 (c)(f)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			77,000,000
Asset-Backed Securities - 0.5%

Master Funding Trust I
1/25/07	5.36 (c)	4,000,000	3,999,954
2/26/07	5.36 (c)	2,000,000	2,000,000
3/26/07	5.36 (c)	4,768,000	4,768,000
Wind Trust
2/25/07	5.33 (b)(c)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES			11,767,954
Municipal Securities - 0.5%
San Jose Redev. Agcy. Rev. Series A, 5.31%,(c)(d)		10,950,000	10,950,000
Repurchase Agreements - 19.7%
	Maturity Amount		Value
In a joint trading account (Collateralized by U.S. Government Obligations dated 9/29/06 due 10/2/06 at 5.4%)	$ 98,044		$ 98,000
With:
Banc of America Securities LLC at 5.5%, dated 9/29/06 due 10/2/06 (Collateralized by Mortgage Loan Obligations valued at $37,800,001, 0.25% - 7.83%, 10/25/19 - 8/26/36)	36,016,500		36,000,000
Barclays Capital, Inc. at 5.42%, dated 9/29/06 due 10/2/06 (Collateralized by Corporate Obligations valued at $97,920,549, 0% - 4.67%, 10/27/06 - 3/15/11)	96,043,360		96,000,000
Citigroup Global Markets, Inc. at 5.48%, dated 9/29/06 due 10/2/06 (Collateralized by Corporate Obligations valued at $90,300,001, 7.13% - 13.24%, 3/1/11 - 1/20/37)	86,039,238		86,000,000
Deutsche Bank Securities, Inc. at 5.35%, dated 9/11/06 due 10/11/06 (Collateralized by Corporate Obligations valued at $6,120,000, 8.75%, 10/1/07)	6,026,750		6,000,000
Goldman Sachs & Co. at 5.48%, dated 8/21/06 due 11/21/06:
(Collateralized by Corporate Obligations valued at $19,950,001, 8.5% - 11%, 6/1/13 - 2/1/16) (c)(e)	19,266,084		19,000,000
(Collateralized by Mortgage Loan Obligations valued at $26,520,001, 5.23% - 6.83%, 9/25/36 - 8/25/46) (c)(e)	26,364,115		26,000,000
J.P. Morgan Securities, Inc. at 5.48%, dated 9/21/06 due 10/26/06 (Collateralized by Corporate Obligations valued at $20,019,710, 7.19% - 8.6%, 4/1/11 - 6/29/11) (c)(e)	19,101,228		19,000,000
Lehman Brothers, Inc. at 5.44%, dated 9/29/06 due 10/2/06 (Collateralized by Commercial Paper Obligations valued at $97,924,000, 0%, 10/27/06 - 12/29/06)	96,043,520		96,000,000
Repurchase Agreements - continued
	Maturity Amount		Value
Merrill Lynch, Pierce, Fenner & Smith at:
5.48%, dated 9/29/06 due 10/2/06 (Collateralized by Corporate Obligations valued at $33,600,011, 5.65% - 9.78%, 1/15/07 - 2/15/27)	$ 32,014,600		$ 32,000,000
5.49%, dated 7/19/06 due 10/17/06 (Collateralized by Corporate Obligations valued at $15,777,277, 8.13% - 8.5%, 3/1/16 - 8/1/29) (c)(e)	15,205,875		15,000,000
Morgan Stanley & Co. at 5.38%, dated 9/21/06 due 10/26/06 (Collateralized by Mortgage Loan Obligations valued at $15,822,054, 0% - 6%, 6/20/31 - 11/15/39)	15,078,458		15,000,000
TOTAL REPURCHASE AGREEMENTS		446,098,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,263,062,546)	2,263,062,546
NET OTHER ASSETS - 0.2%	3,809,814
NET ASSETS - 100%	$ 2,266,872,360
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 404,114,872 or 17.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $139,000,000 or 6.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC 5.38%, 10/5/06	8/29/06	$ 13,000,000
BMW U.S. Capital LLC 5.30%, 10/5/06	9/6/06	$ 2,000,000
Goldman Sachs Group, Inc.: 5.38%, 10/10/06	1/9/06	$ 6,000,000
5.39%, 10/11/06	10/11/05	$ 5,000,000
5.45%, 11/27/06	8/26/04	$ 36,000,000
ING USA Annuity & Life Insurance Co. 5.48%, 12/26/06	6/23/05	$ 3,000,000
Jackson National Life Insurance Co. 5.65%, 10/1/06	3/31/03	$ 7,000,000
Metropolitan Life Insurance Co.: 5.63%, 10/2/06	3/26/02	$ 10,000,000
5.63%, 11/1/06	2/24/03	$ 5,000,000
Monumental Life Insurance Co.: 5.47%, 10/2/06	9/17/98	$ 5,000,000
5.50%, 10/2/06	3/12/99	$ 5,000,000
New York Life Insurance Co. 5.45%, 12/29/06	2/28/02 - 12/19/02	$ 30,000,000
Security Life of Denver Insurance Co. 5.48%, 11/28/06	8/26/05	$ 2,000,000
Transamerica Occidental Life Insurance Co. 5.66%, 11/1/06	4/28/00	$ 10,000,000
Income Tax Information
At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $263,062,546.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 27, 2006